Schedule of Investments (unaudited)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	$100	$108,616
Total Asset-Backed Securities — 0.0% (Cost: $109,363)		108,616
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	20	14,456
5.40%, 10/01/48	24	21,515
		35,971
Aerospace & Defense — 1.1%
Airbus SE, 3.95%, 04/10/47(a)	30	23,758
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	85	74,836
BAE Systems PLC
3.00%, 09/15/50(a)	50	31,683
5.80%, 10/11/41(a)	60	59,887
Boeing Co. (The)
3.38%, 06/15/46	80	52,817
3.50%, 03/01/39	40	30,114
3.55%, 03/01/38	50	38,676
3.63%, 03/01/48	35	23,148
3.65%, 03/01/47	30	20,354
3.75%, 02/01/50	190	130,321
3.83%, 03/01/59	40	26,043
3.85%, 11/01/48	35	24,090
3.90%, 05/01/49	110	76,970
3.95%, 08/01/59	115	75,927
5.71%, 05/01/40	320	308,703
5.81%, 05/01/50	595	557,301
5.88%, 02/15/40	60	58,459
5.93%, 05/01/60	365	338,222
6.63%, 02/15/38	45	47,476
6.86%, 05/01/54	175	186,809
6.88%, 03/15/39	35	37,407
7.01%, 05/01/64	130	138,794
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	189,623
General Dynamics Corp.
2.85%, 06/01/41	25	17,865
3.60%, 11/15/42	41	31,993
4.25%, 04/01/40	95	83,090
4.25%, 04/01/50	110	89,788
General Electric Co.
4.50%, 03/11/44	50	43,169
5.88%, 01/14/38	60	62,837
6.88%, 01/10/39	65	74,302
Howmet Aerospace Inc., 5.95%, 02/01/37	90	94,410
L3Harris Technologies Inc.
5.05%, 04/27/45	65	59,015
5.50%, 08/15/54	70	65,758
5.60%, 07/31/53	45	42,844
6.15%, 12/15/40	30	30,981
Lockheed Martin Corp.
2.80%, 06/15/50	135	82,094
3.80%, 03/01/45	125	96,757
4.07%, 12/15/42	160	131,872
4.09%, 09/15/52	137	105,430
4.15%, 06/15/53	125	96,480
4.30%, 06/15/62	60	45,866
Security	Par (000)	Value
Aerospace & Defense (continued)
4.50%, 05/15/36	$95	$89,821
4.70%, 05/15/46	147	128,386
5.20%, 02/15/55	75	68,855
5.20%, 02/15/64	10	8,963
5.70%, 11/15/54	125	123,103
5.72%, 06/01/40	90	92,240
5.90%, 11/15/63	45	45,573
Series B, 6.15%, 09/01/36	50	54,142
Northrop Grumman Corp.
3.85%, 04/15/45	75	57,854
4.03%, 10/15/47	243	188,099
4.75%, 06/01/43	108	95,499
4.95%, 03/15/53	115	100,983
5.05%, 11/15/40	45	42,229
5.15%, 05/01/40	55	52,521
5.20%, 06/01/54	125	113,727
5.25%, 05/01/50	115	105,667
RTX Corp.
2.82%, 09/01/51	90	53,693
3.03%, 03/15/52	110	68,186
3.13%, 07/01/50	130	83,222
3.75%, 11/01/46	125	93,059
4.05%, 05/04/47	75	58,028
4.15%, 05/15/45	51	40,823
4.35%, 04/15/47	115	93,516
4.45%, 11/16/38	50	44,912
4.50%, 06/01/42	390	337,349
4.63%, 11/16/48	180	150,879
4.70%, 12/15/41	65	57,517
4.80%, 12/15/43	70	61,698
4.88%, 10/15/40	46	42,217
5.38%, 02/27/53	110	102,338
5.70%, 04/15/40	10	10,174
6.05%, 06/01/36	80	84,462
6.13%, 07/15/38	40	42,237
6.40%, 03/15/54	175	186,931
		6,784,872
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	180	130,124
3.70%, 02/04/51	140	94,334
3.88%, 09/16/46	130	93,173
4.00%, 02/04/61	110	75,249
4.25%, 08/09/42	108	85,356
4.45%, 05/06/50	95	72,382
4.50%, 05/02/43	80	64,868
5.38%, 01/31/44	195	179,546
5.80%, 02/14/39	225	222,334
5.95%, 02/14/49	165	160,136
Archer-Daniels-Midland Co.
2.70%, 09/15/51	85	50,169
3.75%, 09/15/47	40	29,553
4.02%, 04/16/43	40	32,226
4.50%, 03/15/49	70	57,936
4.54%, 03/26/42	32	27,993
5.38%, 09/15/35	50	51,026
BAT Capital Corp.
4.39%, 08/15/37	265	233,009
4.54%, 08/15/47	217	171,456
4.76%, 09/06/49	115	92,378
5.28%, 04/02/50	50	43,043

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.63%, 08/15/35	$50	$50,104
5.65%, 03/16/52	70	63,081
6.25%, 08/15/55	45	44,314
7.08%, 08/02/43	85	91,916
7.08%, 08/02/53	105	114,034
Cargill Inc.
3.13%, 05/25/51(a)	80	51,138
3.88%, 05/23/49(a)	45	33,425
4.38%, 04/22/52(a)	65	51,877
4.76%, 11/23/45(a)	55	47,855
Philip Morris International Inc.
3.88%, 08/21/42	64	50,700
4.13%, 03/04/43	100	81,287
4.25%, 11/10/44	140	115,722
4.38%, 11/15/41	82	69,768
4.50%, 03/20/42	80	68,757
4.88%, 11/15/43	75	66,919
6.38%, 05/16/38	90	97,724
Reynolds American Inc.
5.70%, 08/15/35	75	75,057
5.85%, 08/15/45	225	211,649
6.15%, 09/15/43	70	69,239
7.25%, 06/15/37	56	61,490
		3,482,347
Airlines — 0.0%
United Airlines Pass-Through Trust
5.80%, 07/15/37	81	81,120
Series 24-A, 5.88%, 08/15/38	5	4,841
Series AA, 5.45%, 08/15/38	5	4,909
		90,870
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	115	88,939
3.38%, 11/01/46	55	38,629
3.38%, 03/27/50	165	113,123
3.63%, 05/01/43	55	42,362
3.88%, 11/01/45	110	85,092
VF Corp., 6.45%, 11/01/37	35	30,377
		398,522
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50	60	34,617
4.88%, 10/01/43	61	55,666
5.45%, 02/20/54	110	103,591
Ford Motor Co.
4.75%, 01/15/43	220	165,123
5.29%, 12/08/46	150	118,201
7.40%, 11/01/46	20	20,311
General Motors Co.
5.15%, 04/01/38	105	94,693
5.20%, 04/01/45	90	74,777
5.40%, 04/01/48(b)	85	71,501
5.95%, 04/01/49	105	94,597
6.25%, 10/02/43	153	145,281
6.60%, 04/01/36	133	137,344
6.75%, 04/01/46	75	74,614
		1,190,316
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	170	97,394
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.40%, 10/01/46	$20	$14,636
5.40%, 03/15/49	45	37,392
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	100	68,757
BorgWarner Inc., 4.38%, 03/15/45	66	52,553
Lear Corp.
3.55%, 01/15/52	25	15,433
5.25%, 05/15/49(b)	75	62,032
		348,197
Banks — 3.6%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	554	386,725
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	145	87,747
2.97%, 07/21/52, (1-day SOFR + 1.560%)(c)	225	140,251
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	350	261,164
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	155	117,971
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	153	129,702
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	580	447,425
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	196	173,760
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	286	230,971
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	240	199,208
4.88%, 04/01/44	20	18,037
5.00%, 01/21/44	235	216,382
5.88%, 02/07/42	145	148,682
6.00%, 10/15/36	85	88,051
6.11%, 01/29/37	225	233,127
7.75%, 05/14/38	180	210,710
Series L, 4.75%, 04/21/45	65	56,095
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	145	99,993
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	200	143,212
4.95%, 01/10/47	220	194,297
5.25%, 08/17/45	205	192,097
BNP Paribas SA, 2.82%, 01/26/41(a)	100	68,930
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	145	99,700
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	115	96,553
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	115	92,026
4.65%, 07/30/45	112	95,833
4.65%, 07/23/48	245	204,393
4.75%, 05/18/46	210	174,370
5.30%, 05/06/44	95	86,910
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	217	206,665
5.61%, 03/04/56, (1-day SOFR + 1.746%)(c)	175	166,598
5.88%, 01/30/42	80	80,433
6.68%, 09/13/43	110	116,423
8.13%, 07/15/39	196	241,025
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	144,902
3.74%, 09/12/39(a)	205	163,284
3.90%, 07/12/47(a)	210	161,385
Cooperatieve Rabobank UA
5.25%, 05/24/41	100	96,228

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.25%, 08/04/45	$250	$229,700
5.75%, 12/01/43	35	34,432
Fifth Third Bancorp, 8.25%, 03/01/38	102	119,138
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	160	111,332
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	245	178,033
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	220	162,880
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	275	234,151
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	176	154,340
4.75%, 10/21/45	200	173,031
4.80%, 07/08/44	201	175,543
5.15%, 05/22/45	220	193,800
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	280	268,089
5.73%, 01/28/56, (1-day SOFR + 1.696%)(c)	310	301,135
6.25%, 02/01/41	236	246,309
6.45%, 05/01/36	85	89,408
6.75%, 10/01/37	518	557,057
HSBC Holdings PLC
5.25%, 03/14/44	205	189,696
6.10%, 01/14/42	115	119,623
6.33%, 03/09/44, (1-day SOFR + 2.650%)(c)	335	352,046
6.50%, 05/02/36	210	223,423
6.50%, 09/15/37	230	239,436
6.80%, 06/01/38	100	105,869
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	80	62,937
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(c)	100	108,960
7.80%, 11/28/53(a)	200	226,572
Series XR, 4.70%, 09/23/49(a)	20	15,192
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	202	137,874
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	175	130,688
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	246	160,343
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	250	184,214
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	395	268,535
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	272	233,879
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	220	168,150
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	385	298,338
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	175	137,353
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	210	171,644
4.85%, 02/01/44	115	104,158
4.95%, 06/01/45	115	103,909
5.40%, 01/06/42	145	142,483
5.50%, 10/15/40	136	134,858
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	250	244,739
5.60%, 07/15/41	190	190,648
5.63%, 08/16/43	160	157,897
6.40%, 05/15/38	173	188,355
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(b)(d)	315	181,860
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(c)	30	20,871
4.34%, 01/09/48	205	157,204
Security	Par (000)	Value
Banks (continued)
5.30%, 12/01/45	$200	$180,212
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	168,441
4.15%, 03/07/39(b)	76	67,427
4.29%, 07/26/38	75	67,797
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(c)	220	132,035
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	210	154,491
3.97%, 07/22/38(c)	220	187,956
4.30%, 01/27/45	255	211,806
4.38%, 01/22/47	240	198,271
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	147	133,015
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	275	261,909
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	216	208,482
6.38%, 07/24/42	217	231,929
Regions Financial Corp., 7.38%, 12/10/37	15	16,492
Societe Generale SA
3.63%, 03/01/41(a)	200	137,619
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(c)	125	89,727
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(c)	100	98,980
7.37%, 01/10/53(a)	100	101,937
Standard Chartered PLC
5.30%, 01/09/43(a)	10	8,858
5.70%, 03/26/44(a)	200	188,550
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	200	131,910
2.93%, 09/17/41	75	52,973
3.05%, 01/14/42	40	29,088
5.84%, 07/09/44	90	89,780
6.18%, 07/13/43	90	94,250
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(c)	200	141,676
4.88%, 05/15/45	235	205,284
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(a)(c)	200	187,605
Wachovia Corp., 5.50%, 08/01/35	115	114,436
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	380	278,484
3.90%, 05/01/45	230	176,976
4.40%, 06/14/46	215	170,155
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	350	288,031
4.65%, 11/04/44	215	178,604
4.75%, 12/07/46	200	165,448
4.90%, 11/17/45	213	181,858
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	550	483,052
5.38%, 11/02/43	201	185,287
5.61%, 01/15/44	260	244,766
5.95%, 12/01/86	85	84,571
Wells Fargo Bank NA, 6.60%, 01/15/38	250	270,634
Westpac Banking Corp.
2.96%, 11/16/40	75	54,199
3.13%, 11/18/41	80	56,388
4.42%, 07/24/39	100	88,405
		21,261,191
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	568	545,531
4.90%, 02/01/46	975	878,614

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	$95	$83,942
4.70%, 02/01/36	100	96,026
4.90%, 02/01/46	185	166,437
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	200	181,682
4.44%, 10/06/48	211	175,296
4.50%, 06/01/50	20	17,244
4.60%, 04/15/48	6	4,756
4.75%, 04/15/58	70	59,187
4.95%, 01/15/42	140	129,728
5.45%, 01/23/39	225	225,960
5.55%, 01/23/49	340	333,514
5.80%, 01/23/59	205	204,470
5.88%, 06/15/35	70	74,243
8.00%, 11/15/39	5	6,214
8.20%, 01/15/39	145	182,445
Brown-Forman Corp.
4.00%, 04/15/38	60	51,706
4.50%, 07/15/45	62	52,552
Coca-Cola Co. (The)
2.50%, 06/01/40	131	92,713
2.50%, 03/15/51	155	90,113
2.60%, 06/01/50	180	108,169
2.75%, 06/01/60(b)	95	54,740
2.88%, 05/05/41	85	61,816
3.00%, 03/05/51	210	135,982
4.20%, 03/25/50	90	72,763
5.20%, 01/14/55	130	121,904
5.30%, 05/13/54	105	100,338
5.40%, 05/13/64	120	113,670
Constellation Brands Inc.
3.75%, 05/01/50	65	46,119
4.10%, 02/15/48	70	52,936
4.50%, 05/09/47	45	36,270
5.25%, 11/15/48	55	49,128
Diageo Capital PLC
3.88%, 04/29/43	60	46,940
5.88%, 09/30/36	60	63,465
Diageo Investment Corp., 4.25%, 05/11/42	47	38,924
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	15	12,657
Heineken NV
4.00%, 10/01/42(a)	20	16,092
4.35%, 03/29/47(a)	90	73,040
Keurig Dr Pepper Inc.
3.35%, 03/15/51	65	42,452
3.80%, 05/01/50	90	64,365
4.42%, 12/15/46	40	31,786
4.50%, 11/15/45	55	44,792
4.50%, 04/15/52	120	96,415
5.09%, 05/25/48	45	39,057
Molson Coors Beverage Co.
4.20%, 07/15/46	199	155,811
5.00%, 05/01/42	105	93,679
PepsiCo Inc.
2.63%, 10/21/41	90	62,022
2.75%, 10/21/51	85	51,772
2.88%, 10/15/49	35	22,371
3.38%, 07/29/49	77	53,898
3.45%, 10/06/46	120	87,261
Security	Par (000)	Value
Beverages (continued)
3.50%, 03/19/40	$100	$80,970
3.60%, 08/13/42	20	15,575
3.63%, 03/19/50	109	79,787
3.88%, 03/19/60	70	50,820
4.00%, 03/05/42	75	62,103
4.00%, 05/02/47	75	59,477
4.20%, 07/18/52	65	51,670
4.25%, 10/22/44	5	4,254
4.45%, 04/14/46	70	60,293
4.65%, 02/15/53	45	38,670
4.88%, 11/01/40	50	47,281
5.25%, 07/17/54	75	71,080
5.50%, 01/15/40	15	15,248
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	40	22,863
		6,363,098
Biotechnology — 0.8%
Amgen Inc.
2.77%, 09/01/53	122	70,024
2.80%, 08/15/41	70	49,241
3.00%, 01/15/52	135	84,091
3.15%, 02/21/40	190	143,509
3.38%, 02/21/50	170	115,944
4.20%, 02/22/52	115	87,795
4.40%, 05/01/45	255	211,413
4.40%, 02/22/62	125	94,391
4.56%, 06/15/48	155	127,916
4.66%, 06/15/51	390	323,399
4.88%, 03/01/53	110	93,343
4.95%, 10/01/41	101	91,025
5.15%, 11/15/41	81	74,392
5.60%, 03/02/43	185	179,289
5.65%, 06/15/42	55	53,362
5.65%, 03/02/53	440	418,675
5.75%, 03/02/63	290	274,656
6.38%, 06/01/37	57	61,448
6.40%, 02/01/39	50	53,064
Biogen Inc.
3.15%, 05/01/50	150	91,346
3.25%, 02/15/51	79	48,537
5.20%, 09/15/45	110	96,589
CSL Finance PLC
4.63%, 04/27/42(a)	25	21,629
4.75%, 04/27/52(a)	120	99,906
4.95%, 04/27/62(a)	50	41,353
5.42%, 04/03/54(a)	90	82,241
Gilead Sciences Inc.
2.60%, 10/01/40	50	34,961
2.80%, 10/01/50	170	103,706
4.00%, 09/01/36	125	112,084
4.15%, 03/01/47	200	159,864
4.50%, 02/01/45	175	149,275
4.60%, 09/01/35	120	114,743
4.75%, 03/01/46	230	201,527
4.80%, 04/01/44	195	173,733
5.10%, 06/15/35	75	74,589
5.50%, 11/15/54	75	71,674
5.55%, 10/15/53	115	110,397
5.60%, 11/15/64	75	71,489
5.65%, 12/01/41	115	114,313
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	90	51,611

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
3.30%, 09/02/40	$115	$83,573
3.35%, 09/02/51	90	55,968
3.55%, 09/02/50	115	74,753
5.90%, 09/02/54	25	23,486
		4,870,324
Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40	185	143,586
3.58%, 04/05/50	173	123,858
6.20%, 03/15/54	31	32,741
CRH America Finance Inc., 4.50%, 04/04/48(a)	85	69,604
CRH America Inc., 5.13%, 05/18/45(a)	110	99,386
Fortune Brands Innovations Inc., 4.50%, 03/25/52	50	38,457
Johnson Controls International PLC
4.50%, 02/15/47	85	69,456
4.63%, 07/02/44	30	25,028
4.95%, 07/02/64(e)	28	22,598
6.00%, 01/15/36	60	63,091
Martin Marietta Materials Inc.
3.20%, 07/15/51	135	85,783
4.25%, 12/15/47	60	47,247
5.50%, 12/01/54	50	46,788
Masco Corp.
3.13%, 02/15/51	35	21,188
4.50%, 05/15/47	52	41,153
Owens Corning
4.30%, 07/15/47	63	49,617
4.40%, 01/30/48	65	51,623
5.95%, 06/15/54(b)	55	54,024
7.00%, 12/01/36	30	33,174
Trane Technologies Financing Ltd.
4.50%, 03/21/49	15	12,285
4.65%, 11/01/44	20	17,065
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	60	47,669
5.75%, 06/15/43	70	68,938
Vulcan Materials Co.
4.50%, 06/15/47	65	53,532
4.70%, 03/01/48	80	67,127
5.70%, 12/01/54	35	33,684
		1,418,702
Chemicals — 0.7%
Air Products and Chemicals Inc.
2.70%, 05/15/40	80	57,093
2.80%, 05/15/50	120	74,235
Albemarle Corp.
5.45%, 12/01/44	45	36,584
5.65%, 06/01/52(b)	50	40,105
Ashland Inc., 6.88%, 05/15/43	55	56,358
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	154,509
CF Industries Inc.
4.95%, 06/01/43	82	70,222
5.38%, 03/15/44	75	67,411
Dow Chemical Co. (The)
3.60%, 11/15/50	120	78,265
4.38%, 11/15/42	107	84,263
4.63%, 10/01/44	55	43,774
4.80%, 05/15/49	100	79,069
5.25%, 11/15/41	90	79,976
Security	Par (000)	Value
Chemicals (continued)
5.55%, 11/30/48	$60	$53,421
5.60%, 02/15/54	85	75,114
5.95%, 03/15/55	50	46,367
6.90%, 05/15/53	100	104,310
9.40%, 05/15/39	53	67,201
DuPont de Nemours Inc.
5.32%, 11/15/38	116	118,342
5.42%, 11/15/48	230	226,132
Eastman Chemical Co.
4.65%, 10/15/44	99	81,340
4.80%, 09/01/42	60	50,961
Ecolab Inc.
2.13%, 08/15/50	55	28,963
2.70%, 12/15/51	80	47,795
2.75%, 08/18/55	97	56,086
3.95%, 12/01/47	55	42,863
FMC Corp.
4.50%, 10/01/49	60	42,611
6.38%, 05/18/53	30	27,577
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	80	79,890
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)	52	37,014
3.47%, 12/01/50(a)	60	38,559
4.38%, 06/01/47	75	56,135
5.00%, 09/26/48	85	69,818
Linde Inc./CT
2.00%, 08/10/50	20	10,155
3.55%, 11/07/42	85	65,449
LYB International Finance BV
4.88%, 03/15/44	98	80,879
5.25%, 07/15/43	75	65,044
LYB International Finance III LLC
3.38%, 10/01/40	95	68,098
3.63%, 04/01/51	100	64,428
3.80%, 10/01/60	60	37,322
4.20%, 10/15/49	105	75,073
4.20%, 05/01/50	110	78,502
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	86	65,104
Methanex Corp., 5.65%, 12/01/44	35	26,962
Mosaic Co. (The)
4.88%, 11/15/41	65	56,279
5.63%, 11/15/43	50	46,922
Nutrien Ltd.
3.95%, 05/13/50	60	43,382
4.90%, 06/01/43	65	56,882
5.00%, 04/01/49	25	21,670
5.25%, 01/15/45	55	49,381
5.63%, 12/01/40	41	39,574
5.80%, 03/27/53	120	115,470
5.88%, 12/01/36	60	60,963
6.13%, 01/15/41	25	25,025
OCP SA, 5.13%, 06/23/51(f)	200	146,101
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	162,793
RPM International Inc.
4.25%, 01/15/48	40	32,499
5.25%, 06/01/45	40	36,164
Sherwin-Williams Co. (The)
2.90%, 03/15/52	50	29,514
3.30%, 05/15/50	60	39,287
3.80%, 08/15/49	75	53,684
4.00%, 12/15/42	30	23,338

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.50%, 06/01/47	$125	$102,400
4.55%, 08/01/45	50	41,216
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	125,066
Westlake Corp.
2.88%, 08/15/41	30	19,720
3.13%, 08/15/51	75	44,212
4.38%, 11/15/47	60	45,047
5.00%, 08/15/46	71	59,558
		4,385,526
Commercial Services — 0.7%
American University (The), Series 2019, 3.67%, 04/01/49	35	25,723
Brown University, Series A, 2.92%, 09/01/50	5	3,172
California Endowment (The), Series 2021, 2.50%, 04/01/51	55	31,339
California Institute of Technology
3.65%, 09/01/2119	10	6,130
4.32%, 08/01/45	80	66,873
4.70%, 11/01/2111	65	51,167
Case Western Reserve University, 5.41%, 06/01/2122	30	26,855
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	182,778
6.85%, 07/02/37(a)	200	215,888
Duke University
Series 2020, 2.68%, 10/01/44	90	62,929
Series 2020, 2.76%, 10/01/50	45	27,493
Series 2020, 2.83%, 10/01/55	70	41,923
Emory University, Series 2020, 2.97%, 09/01/50	45	28,314
ERAC USA Finance LLC
4.20%, 11/01/46(a)	70	55,578
4.50%, 02/15/45(a)	50	41,799
5.40%, 05/01/53(a)	100	93,690
5.63%, 03/15/42(a)	35	34,129
7.00%, 10/15/37(a)	150	169,311
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	50	28,483
Series 2020, 2.82%, 06/01/70	30	16,116
George Washington University (The)
4.87%, 09/15/45	90	79,759
Series 2014, 4.30%, 09/15/44	70	57,857
Series 2018, 4.13%, 09/15/48	40	31,166
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	55	34,149
Series A, 5.22%, 10/01/2118	10	8,589
Series B, 4.32%, 04/01/49	66	52,074
Global Payments Inc.
4.15%, 08/15/49	90	64,282
5.95%, 08/15/52(b)	60	55,684
Howard University, 5.21%, 10/01/52	20	17,031
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	60	46,270
Series A, 2.81%, 01/01/60(b)	55	30,854
Leland Stanford Junior University (The)
2.41%, 06/01/50	35	20,002
3.65%, 05/01/48	125	93,036
Massachusetts Institute of Technology
3.07%, 04/01/52	50	32,364
3.89%, 07/01/2116	15	10,090
3.96%, 07/01/38	30	26,973
4.68%, 07/01/2114	30	24,213
Security	Par (000)	Value
Commercial Services (continued)
5.60%, 07/01/2111	$65	$62,891
Series F, 2.99%, 07/01/50	80	51,751
Series G, 2.29%, 07/01/51(b)	55	30,218
Moody's Corp.
2.75%, 08/19/41	50	34,114
3.10%, 11/29/61	45	26,833
3.25%, 05/20/50	20	13,009
3.75%, 02/25/52	60	43,419
4.88%, 12/17/48	45	39,217
5.25%, 07/15/44	61	56,579
Northeastern University, Series 2020, 2.89%, 10/01/50	30	19,030
Northwestern University
4.64%, 12/01/44	100	91,769
Series 2017, 3.66%, 12/01/57	45	31,527
Series 2020, 2.64%, 12/01/50	50	29,780
PayPal Holdings Inc.
3.25%, 06/01/50	110	71,922
5.05%, 06/01/52	90	79,827
5.25%, 06/01/62	45	39,653
5.50%, 06/01/54	45	42,430
President and Fellows of Harvard College
2.52%, 10/15/50	70	40,726
3.15%, 07/15/46	55	38,237
3.30%, 07/15/56	55	36,239
3.75%, 11/15/52	5	3,698
4.88%, 10/15/40	80	75,937
6.50%, 01/15/39(a)	30	33,409
Quanta Services Inc., 3.05%, 10/01/41	50	34,537
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	90	51,912
S&P Global Inc.
2.30%, 08/15/60	65	32,168
3.25%, 12/01/49	61	42,152
3.70%, 03/01/52	105	77,467
3.90%, 03/01/62	50	36,331
Thomas Jefferson University, 3.85%, 11/01/57	30	20,102
TR Finance LLC
5.50%, 08/15/35	50	49,499
5.65%, 11/23/43	40	37,533
5.85%, 04/15/40	20	20,145
Trustees of Boston College, 3.13%, 07/01/52(b)	45	29,186
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	5	4,734
Trustees of Princeton University (The)
5.70%, 03/01/39	70	73,397
Series 2020, 2.52%, 07/01/50	110	65,653
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	35	21,896
4.67%, 09/01/2112	10	8,044
Series 2020, 2.40%, 10/01/50	65	36,564
University of Chicago (The)
4.00%, 10/01/53	100	76,180
Series 20B, 2.76%, 04/01/45	20	15,112
Series C, 2.55%, 04/01/50	25	15,641
University of Miami, 4.06%, 04/01/52	5	3,807
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	85	63,574
Series 2017, 3.39%, 02/15/48	71	50,802
University of Southern California
2.81%, 10/01/50	50	30,749

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.03%, 10/01/39	$85	$67,311
4.98%, 10/01/53(b)	5	4,490
5.25%, 10/01/2111	30	26,918
Series 2017, 3.84%, 10/01/47	105	80,973
Series 21A, 2.95%, 10/01/51	35	21,919
Series A, 3.23%, 10/01/2120	10	5,473
Verisk Analytics Inc.
3.63%, 05/15/50	50	34,665
5.50%, 06/15/45	30	28,152
Washington University (The)
3.52%, 04/15/54	35	24,533
4.35%, 04/15/2122	5	3,710
William Marsh Rice University, 3.57%, 05/15/45	105	81,472
WK Kellogg Foundation Trust, 2.44%, 10/01/50(a)	5	2,858
Yale University, Series 2020, 2.40%, 04/15/50	93	53,110
		4,219,067
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41	190	130,241
2.40%, 08/20/50	130	75,099
2.55%, 08/20/60	145	81,367
2.65%, 05/11/50	318	193,968
2.65%, 02/08/51	340	205,853
2.70%, 08/05/51	210	127,847
2.80%, 02/08/61	200	115,234
2.85%, 08/05/61	140	82,012
2.95%, 09/11/49	125	81,649
3.45%, 02/09/45	225	171,523
3.75%, 09/12/47	135	104,097
3.75%, 11/13/47	135	103,974
3.85%, 05/04/43	250	204,750
3.85%, 08/04/46	230	182,373
3.95%, 08/08/52	215	167,080
4.10%, 08/08/62	75	57,940
4.25%, 02/09/47	120	100,873
4.38%, 05/13/45	235	203,896
4.45%, 05/06/44	100	89,392
4.50%, 02/23/36	135	132,461
4.65%, 02/23/46	260	233,076
4.85%, 05/10/53(b)	155	143,847
Crane NXT Co.
4.20%, 03/15/48	40	24,154
6.55%, 11/15/36	22	22,219
Dell Inc., 6.50%, 04/15/38	35	36,252
Dell International LLC/EMC Corp.
3.38%, 12/15/41	95	68,799
3.45%, 12/15/51	85	56,062
8.10%, 07/15/36	79	93,412
8.35%, 07/15/46	70	86,313
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	145	134,984
6.20%, 10/15/35	83	86,132
6.35%, 10/15/45	150	149,799
HP Inc., 6.00%, 09/15/41	115	112,233
IBM International Capital Pte Ltd.
5.25%, 02/05/44	120	112,661
5.30%, 02/05/54	170	154,439
International Business Machines Corp.
2.85%, 05/15/40	125	89,837
2.95%, 05/15/50	125	77,034
3.43%, 02/09/52	110	73,056
Security	Par (000)	Value
Computers (continued)
4.00%, 06/20/42	$155	$125,326
4.15%, 05/15/39	185	159,111
4.25%, 05/15/49	165	129,985
4.70%, 02/19/46	100	85,758
4.90%, 07/27/52	110	94,968
5.60%, 11/30/39	30	30,088
5.70%, 02/10/55	100	96,181
7.13%, 12/01/96	25	29,519
Kyndryl Holdings Inc., 4.10%, 10/15/41	50	38,568
		5,155,442
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47	45	34,277
4.00%, 08/15/45	60	48,908
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	85	52,042
4.15%, 03/15/47	55	41,450
4.38%, 06/15/45	45	35,483
5.15%, 05/15/53(b)	35	31,392
6.00%, 05/15/37	65	68,163
Haleon U.S. Capital LLC, 4.00%, 03/24/52	95	71,691
Kenvue Inc.
5.05%, 03/22/53	150	136,951
5.10%, 03/22/43	85	80,366
5.20%, 03/22/63	95	86,202
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	27,090
Procter & Gamble Co. (The)
3.50%, 10/25/47	45	33,538
3.55%, 03/25/40	50	41,710
3.60%, 03/25/50	60	44,919
5.55%, 03/05/37	110	117,046
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	80	47,425
		998,653
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46	50	38,008
4.20%, 05/15/47	40	31,826
4.60%, 06/15/45	110	95,096
		164,930
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	170	131,942
American Express Co., 4.05%, 12/03/42	117	97,015
Apollo Global Management Inc., 5.80%, 05/21/54	75	71,683
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)	20	13,482
Ares Management Corp., 5.60%, 10/11/54	105	95,640
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	55	31,831
2.85%, 08/05/51(a)(b)	75	43,483
3.20%, 01/30/52(a)	55	34,697
3.50%, 09/10/49(a)	20	13,438
4.00%, 10/02/47(a)	50	37,309
4.45%, 07/15/45(a)	45	36,553
5.00%, 06/15/44(a)	60	52,697
Blue Owl Finance LLC, 4.13%, 10/07/51	25	16,560
Brookfield Finance Inc.
3.50%, 03/30/51	70	45,884
3.63%, 02/15/52	70	46,775
4.70%, 09/20/47	113	93,081
5.97%, 03/04/54	100	96,820

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	$100	$65,295
CME Group Inc.
4.15%, 06/15/48	50	40,991
5.30%, 09/15/43	132	129,465
Franklin Resources Inc., 2.95%, 08/12/51	25	14,861
Intercontinental Exchange Inc.
2.65%, 09/15/40	45	32,036
3.00%, 06/15/50	192	121,942
3.00%, 09/15/60	170	100,426
4.25%, 09/21/48	90	72,360
4.95%, 06/15/52	170	149,839
5.20%, 06/15/62	120	108,470
Invesco Finance PLC, 5.38%, 11/30/43	30	27,644
Jefferies Financial Group Inc.
6.25%, 01/15/36	59	60,063
6.50%, 01/20/43	25	25,167
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	65	59,825
Legg Mason Inc., 5.63%, 01/15/44	90	86,560
Mastercard Inc.
2.95%, 03/15/51	60	38,145
3.65%, 06/01/49	95	70,600
3.80%, 11/21/46	60	46,524
3.85%, 03/26/50	160	122,692
3.95%, 02/26/48	55	43,420
Nasdaq Inc.
2.50%, 12/21/40	80	53,900
3.25%, 04/28/50	65	42,369
3.95%, 03/07/52	60	43,278
5.95%, 08/15/53	80	79,124
6.10%, 06/28/63	40	39,532
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	65	54,447
Raymond James Financial Inc.
3.75%, 04/01/51	85	60,350
4.95%, 07/15/46	115	101,123
Visa Inc.
2.00%, 08/15/50(b)	165	88,007
2.70%, 04/15/40	107	79,423
3.65%, 09/15/47	80	61,062
4.15%, 12/14/35	160	150,553
4.30%, 12/14/45	350	298,578
Voya Financial Inc.
4.80%, 06/15/46	45	37,688
5.70%, 07/15/43	50	47,252
Western Union Co. (The), 6.20%, 11/17/36	30	30,296
		3,642,197
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	149,742
6.50%, 10/27/36(a)	100	110,085
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	139	117,114
AEP Texas Inc.
3.45%, 05/15/51	80	52,189
3.80%, 10/01/47	65	46,048
5.25%, 05/15/52	60	52,268
Series G, 4.15%, 05/01/49	30	21,906
Series H, 3.45%, 01/15/50	50	32,973
AEP Transmission Co. LLC
3.15%, 09/15/49	5	3,225
3.75%, 12/01/47	62	45,668
Security	Par (000)	Value
Electric (continued)
3.80%, 06/15/49	$25	$17,852
4.00%, 12/01/46	15	11,580
4.25%, 09/15/48	20	15,648
4.50%, 06/15/52	35	28,424
5.40%, 03/15/53	45	41,946
Series M, 3.65%, 04/01/50	55	39,259
Series N, 2.75%, 08/15/51	85	50,008
Alabama Power Co.
3.00%, 03/15/52	50	31,281
3.13%, 07/15/51	55	35,082
3.45%, 10/01/49	85	58,642
3.75%, 03/01/45	105	79,951
4.15%, 08/15/44	30	24,105
4.30%, 01/02/46	30	24,454
6.00%, 03/01/39	40	42,273
Series A, 4.30%, 07/15/48	27	21,755
Series B, 3.70%, 12/01/47	85	62,617
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	198	142,780
Ameren Illinois Co.
2.90%, 06/15/51	55	33,400
3.25%, 03/15/50	25	16,426
3.70%, 12/01/47	65	47,683
4.15%, 03/15/46	50	40,062
4.50%, 03/15/49	25	20,569
5.55%, 07/01/54	75	71,307
5.63%, 03/01/55	55	53,021
5.90%, 12/01/52	50	50,042
American Electric Power Co. Inc., 3.25%, 03/01/50	55	34,706
American Transmission Systems Inc., 5.00%, 09/01/44(a)	25	22,166
Appalachian Power Co.
4.40%, 05/15/44	65	51,580
4.45%, 06/01/45	30	23,687
7.00%, 04/01/38	46	50,366
Series Y, 4.50%, 03/01/49	70	54,441
Series Z, 3.70%, 05/01/50	85	57,491
Arizona Public Service Co.
2.65%, 09/15/50	25	14,219
3.35%, 05/15/50	75	49,103
3.50%, 12/01/49	40	26,627
3.75%, 05/15/46	45	32,577
4.20%, 08/15/48	30	22,544
4.25%, 03/01/49	35	26,309
4.35%, 11/15/45	30	23,829
4.50%, 04/01/42	51	42,237
5.05%, 09/01/41	30	26,904
Avista Corp.
4.00%, 04/01/52	50	35,539
4.35%, 06/01/48	5	3,937
Baltimore Gas & Electric Co.
2.90%, 06/15/50	30	18,284
3.20%, 09/15/49	25	16,331
3.50%, 08/15/46	25	17,785
3.75%, 08/15/47	35	25,589
4.25%, 09/15/48	10	7,906
4.55%, 06/01/52	75	60,978
5.40%, 06/01/53	95	87,668
5.65%, 06/01/54	50	48,083
6.35%, 10/01/36	45	48,168
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	185	109,353

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 07/15/48	$125	$91,287
4.25%, 10/15/50	120	92,291
4.45%, 01/15/49	78	62,570
4.50%, 02/01/45	98	81,896
4.60%, 05/01/53	75	60,809
5.15%, 11/15/43	35	32,177
5.95%, 05/15/37	70	73,060
6.13%, 04/01/36	156	164,299
Black Hills Corp.
3.88%, 10/15/49	5	3,534
4.20%, 09/15/46	5	3,876
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	50	37,791
3.60%, 03/01/52	45	31,518
3.95%, 03/01/48	45	33,931
4.50%, 04/01/44	55	46,677
5.30%, 04/01/53	45	41,139
Series AC, 4.25%, 02/01/49	70	55,058
Series AD, 2.90%, 07/01/50	15	9,262
Series AF, 3.35%, 04/01/51	50	33,832
Series AJ, 4.85%, 10/01/52	35	30,182
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(f)	195	194,442
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	33	33,707
CMS Energy Corp., 4.88%, 03/01/44	50	43,343
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	135,902
Commonwealth Edison Co.
3.00%, 03/01/50	80	50,008
3.65%, 06/15/46	110	80,636
3.70%, 03/01/45	35	26,242
4.00%, 03/01/48	130	99,077
4.00%, 03/01/49	70	52,671
4.35%, 11/15/45	60	49,160
4.70%, 01/15/44	55	47,875
5.30%, 02/01/53	20	18,265
5.90%, 03/15/36	60	62,632
5.95%, 06/01/55	60	60,159
6.45%, 01/15/38	40	43,303
Series 123, 3.75%, 08/15/47	95	69,820
Series 127, 3.20%, 11/15/49	45	29,132
Series 130, 3.13%, 03/15/51	50	31,870
Series 131, 2.75%, 09/01/51	65	37,761
Series 133, 3.85%, 03/15/52	60	43,337
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	95	72,552
4.30%, 04/15/44	30	24,730
5.25%, 01/15/53	60	54,945
Series A, 4.15%, 06/01/45	40	31,994
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	30	19,257
3.60%, 06/15/61	80	52,557
3.70%, 11/15/59	60	40,116
3.85%, 06/15/46	95	71,129
3.95%, 03/01/43	115	90,682
4.45%, 03/15/44	135	113,664
4.50%, 12/01/45	100	83,298
4.50%, 05/15/58	70	54,517
4.63%, 12/01/54	85	69,207
5.70%, 06/15/40	20	20,013
5.70%, 05/15/54	75	72,797
5.90%, 11/15/53	115	114,315
Security	Par (000)	Value
Electric (continued)
6.15%, 11/15/52	$105	$107,681
Series 06-A, 5.85%, 03/15/36	65	67,248
Series 07-A, 6.30%, 08/15/37	15	15,983
Series 08-B, 6.75%, 04/01/38	40	44,545
Series 12-A, 4.20%, 03/15/42	65	53,222
Series 2017, 3.88%, 06/15/47	80	59,793
Series 20B, 3.95%, 04/01/50	75	56,720
Series A, 4.13%, 05/15/49	100	76,766
Series C, 3.00%, 12/01/60	65	36,665
Series C, 4.00%, 11/15/57	40	28,226
Series C, 4.30%, 12/01/56	55	41,730
Series E, 4.65%, 12/01/48	105	87,547
Consorcio Transmantaro SA, 5.20%, 04/11/38(f)	200	188,085
Constellation Energy Generation LLC
5.60%, 06/15/42	80	76,682
5.75%, 10/01/41	30	29,149
5.75%, 03/15/54	90	85,696
6.25%, 10/01/39	88	91,420
6.50%, 10/01/53	90	94,388
Consumers Energy Co.
2.50%, 05/01/60	25	13,306
2.65%, 08/15/52	40	23,920
3.10%, 08/15/50	91	59,502
3.25%, 08/15/46	50	35,783
3.50%, 08/01/51	95	68,120
3.75%, 02/15/50	50	36,864
4.05%, 05/15/48	85	66,383
4.20%, 09/01/52	95	75,323
4.35%, 04/15/49	60	49,397
Dayton Power & Light Co. (The), 3.95%, 06/15/49	20	14,373
Dominion Energy Inc.
4.70%, 12/01/44	45	37,549
4.85%, 08/15/52	45	37,006
7.00%, 06/15/38	40	44,363
Series A, 4.60%, 03/15/49	25	19,807
Series B, 3.30%, 04/15/41	40	28,696
Series B, 5.95%, 06/15/35	95	98,216
Series C, 4.05%, 09/15/42	100	76,974
Series C, 4.90%, 08/01/41	95	82,933
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	65	56,062
5.10%, 06/01/65	40	34,203
5.45%, 02/01/41	35	33,580
6.05%, 01/15/38	66	68,636
6.25%, 10/15/53	85	89,085
DTE Electric Co.
2.95%, 03/01/50	80	50,785
3.70%, 03/15/45	65	49,117
3.70%, 06/01/46	15	11,128
3.75%, 08/15/47	55	40,859
3.95%, 03/01/49	75	57,412
4.30%, 07/01/44	55	45,276
5.40%, 04/01/53	25	23,654
Series A, 4.00%, 04/01/43	25	19,980
Series A, 4.05%, 05/15/48	55	43,118
Series B, 3.25%, 04/01/51	65	43,312
Series B, 3.65%, 03/01/52	60	42,828
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	62,151
3.45%, 04/15/51	70	47,413
3.55%, 03/15/52	45	31,251

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 12/01/47	$70	$50,909
3.75%, 06/01/45	75	56,705
3.88%, 03/15/46	80	60,805
3.95%, 03/15/48	38	28,724
4.00%, 09/30/42	60	48,139
4.25%, 12/15/41	70	58,234
5.30%, 02/15/40	80	78,391
5.35%, 01/15/53	90	83,305
5.40%, 01/15/54	43	40,095
6.00%, 01/15/38	65	67,562
6.05%, 04/15/38	40	41,826
6.10%, 06/01/37	50	52,317
Duke Energy Corp.
3.30%, 06/15/41	100	72,779
3.50%, 06/15/51	100	66,065
3.75%, 09/01/46	165	118,571
3.95%, 08/15/47	45	32,758
4.20%, 06/15/49	70	52,861
4.80%, 12/15/45	25	21,025
5.00%, 08/15/52	135	114,292
5.80%, 06/15/54	90	85,286
6.10%, 09/15/53	80	79,323
Duke Energy Florida LLC
3.00%, 12/15/51	60	36,817
3.40%, 10/01/46	45	31,340
3.85%, 11/15/42	50	38,830
4.20%, 07/15/48	30	23,393
5.65%, 04/01/40	20	20,046
5.95%, 11/15/52	45	44,894
6.20%, 11/15/53	80	82,516
6.35%, 09/15/37	55	59,203
6.40%, 06/15/38	100	107,675
Duke Energy Indiana LLC
2.75%, 04/01/50	50	29,622
3.75%, 05/15/46	40	29,469
5.40%, 04/01/53	65	60,049
6.12%, 10/15/35	35	36,736
6.35%, 08/15/38	50	53,458
6.45%, 04/01/39	30	32,268
Series YYY, 3.25%, 10/01/49	75	49,038
Duke Energy Ohio Inc.
4.30%, 02/01/49	80	62,188
5.55%, 03/15/54	15	14,051
5.65%, 04/01/53	55	52,286
Duke Energy Progress LLC
2.50%, 08/15/50(b)	85	47,906
2.90%, 08/15/51	50	30,130
3.60%, 09/15/47	75	53,215
3.70%, 10/15/46	70	51,151
4.00%, 04/01/52	25	18,600
4.10%, 05/15/42	65	52,769
4.10%, 03/15/43	50	40,370
4.15%, 12/01/44	65	51,642
4.20%, 08/15/45	89	71,978
4.38%, 03/30/44	60	49,626
5.35%, 03/15/53	50	46,055
5.55%, 03/15/55	50	47,619
6.30%, 04/01/38	45	47,741
E.ON International Finance BV, 6.65%, 04/30/38(a)	60	64,715
Electricite de France SA
4.75%, 10/13/35(a)	130	122,084
Security	Par (000)	Value
Electric (continued)
4.88%, 09/21/38(a)	$120	$107,446
4.88%, 01/22/44(a)	140	118,854
4.95%, 10/13/45(a)	190	162,244
5.00%, 09/21/48(a)	90	76,392
5.25%, 10/13/55(a)	25	20,617
5.60%, 01/27/40(a)	150	145,103
6.00%, 04/22/64(a)	20	18,537
6.00%, 01/22/2114(a)	95	89,836
6.38%, 01/13/55(a)	105	103,395
6.90%, 05/23/53(a)	130	136,155
6.95%, 01/26/39(a)	350	381,667
Emera U.S. Finance LP, 4.75%, 06/15/46	80	64,604
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(f)	200	144,146
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	133,493
Enel Finance International NV
4.75%, 05/25/47(a)	85	69,832
5.50%, 06/15/52(a)	180	163,065
6.00%, 10/07/39(a)	50	50,430
6.80%, 09/15/37(a)	100	107,971
7.75%, 10/14/52(a)	75	87,946
Entergy Arkansas LLC
2.65%, 06/15/51	55	31,309
3.35%, 06/15/52	45	29,176
4.20%, 04/01/49	70	54,158
5.75%, 06/01/54	35	33,744
Entergy Corp., 3.75%, 06/15/50	80	55,343
Entergy Louisiana LLC
2.90%, 03/15/51	65	39,235
3.10%, 06/15/41	65	46,382
4.20%, 09/01/48	105	81,456
4.20%, 04/01/50	75	57,609
4.75%, 09/15/52	65	54,410
4.95%, 01/15/45	95	82,166
5.70%, 03/15/54	70	66,877
5.80%, 03/15/55	25	24,189
Entergy Mississippi LLC
3.50%, 06/01/51	25	16,733
3.85%, 06/01/49	39	28,155
5.80%, 04/15/55	25	24,195
5.85%, 06/01/54	45	43,718
Entergy Texas Inc.
3.55%, 09/30/49	45	30,769
4.50%, 03/30/39	35	31,133
5.00%, 09/15/52	45	38,434
5.55%, 09/15/54	35	32,455
5.80%, 09/01/53	25	24,043
Evergy Kansas Central Inc.
3.25%, 09/01/49	40	25,824
3.45%, 04/15/50	10	6,721
4.10%, 04/01/43	45	35,843
4.13%, 03/01/42	61	49,697
4.25%, 12/01/45	35	27,968
5.70%, 03/15/53	45	42,949
Evergy Metro Inc.
4.20%, 06/15/47	35	27,407
4.20%, 03/15/48	25	19,429
5.30%, 10/01/41	40	37,624
Series 2019, 4.13%, 04/01/49	45	34,161
Eversource Energy, 3.45%, 01/15/50	80	54,022

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Exelon Corp.
4.10%, 03/15/52	$90	$66,768
4.45%, 04/15/46	105	84,423
4.70%, 04/15/50	105	85,445
4.95%, 06/15/35	30	28,655
5.10%, 06/15/45	50	44,083
5.60%, 03/15/53	120	111,653
5.63%, 06/15/35	50	50,435
5.88%, 03/15/55	90	86,890
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	199	195,970
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	100	65,355
Series C, 4.85%, 07/15/47	80	65,864
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	65	54,633
5.45%, 07/15/44(a)	60	56,412
Florida Power & Light Co.
2.88%, 12/04/51	65	39,904
3.15%, 10/01/49	50	32,782
3.70%, 12/01/47	60	44,328
3.80%, 12/15/42	50	39,647
3.95%, 03/01/48	120	92,766
3.99%, 03/01/49	45	34,560
4.05%, 06/01/42	60	49,470
4.05%, 10/01/44	85	68,428
4.13%, 02/01/42	55	45,747
4.13%, 06/01/48	90	71,061
4.95%, 06/01/35	25	24,773
5.25%, 02/01/41	75	72,490
5.30%, 04/01/53	95	88,410
5.60%, 06/15/54	85	82,519
5.65%, 02/01/37	60	61,809
5.69%, 03/01/40	70	71,260
5.70%, 03/15/55	60	59,107
5.80%, 03/15/65	25	24,561
5.95%, 02/01/38	75	79,105
5.96%, 04/01/39	55	57,547
Georgia Power Co.
4.30%, 03/15/42	135	113,257
4.30%, 03/15/43	65	53,799
5.13%, 05/15/52	75	68,120
Series 10-C, 4.75%, 09/01/40	75	68,346
Series A, 3.25%, 03/15/51	55	36,385
Series B, 3.70%, 01/30/50	55	39,661
Great River Energy
6.25%, 07/01/38(a)	79	81,519
7.23%, 07/01/38(a)	60	65,370
Iberdrola International BV, 6.75%, 07/15/36	50	55,701
Idaho Power Co.
5.50%, 03/15/53	40	36,795
5.70%, 03/15/55	45	42,770
5.80%, 04/01/54	25	24,198
Series K, 4.20%, 03/01/48	5	3,921
Indiana Michigan Power Co.
3.25%, 05/01/51	20	12,683
4.25%, 08/15/48	35	27,165
5.63%, 04/01/53	70	66,426
Series K, 4.55%, 03/15/46	71	58,570
Series L, 3.75%, 07/01/47	15	10,844
Security	Par (000)	Value
Electric (continued)
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	$21	$16,202
5.70%, 04/01/54(a)	55	52,381
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	138,489
Interstate Power & Light Co.
3.50%, 09/30/49	30	20,518
3.70%, 09/15/46	20	14,360
5.45%, 09/30/54	30	27,609
6.25%, 07/15/39	35	36,516
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,314
Kentucky Utilities Co.
3.30%, 06/01/50	65	42,652
4.38%, 10/01/45	80	64,821
5.13%, 11/01/40	40	37,344
Louisville Gas & Electric Co., 4.25%, 04/01/49	40	30,892
Massachusetts Electric Co.
4.00%, 08/15/46(a)	5	3,831
5.87%, 02/26/54(a)	50	48,221
5.90%, 11/15/39(a)	75	75,146
MidAmerican Energy Co.
2.70%, 08/01/52	95	56,557
3.15%, 04/15/50	80	52,482
3.65%, 08/01/48	70	50,967
3.95%, 08/01/47	25	19,112
4.25%, 05/01/46	5	4,022
4.25%, 07/15/49	110	86,866
4.40%, 10/15/44	45	37,365
4.80%, 09/15/43	25	22,237
5.30%, 02/01/55	20	18,345
5.75%, 11/01/35	45	46,703
5.80%, 10/15/36	55	57,474
5.85%, 09/15/54	100	99,569
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	186,270
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	49,503
Series B, 3.10%, 07/30/51	50	31,776
Monongahela Power Co., 5.40%, 12/15/43(a)	70	66,885
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	25	20,294
4.40%, 11/01/48	5	4,067
Nevada Power Co.
6.00%, 03/15/54	70	69,230
Series EE, 3.13%, 08/01/50	20	12,356
Series R, 6.75%, 07/01/37	50	54,793
New England Power Co.
2.81%, 10/06/50(a)	60	34,923
3.80%, 12/05/47(a)	74	54,974
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	85	51,333
5.11%, 09/29/57(a)	30	26,674
5.25%, 02/28/53	135	120,487
5.55%, 03/15/54	75	69,445
5.90%, 03/15/55	90	87,074
6.50%, 08/15/55, (5-year CMT + 1.979%)(c)	50	50,440
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	70	42,051
4.12%, 11/28/42(a)	25	19,821
5.66%, 01/17/54(a)	90	83,847
5.78%, 09/16/52(a)	60	57,031

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Northern States Power Co., 5.65%, 05/15/55	$40	$38,849
Northern States Power Co./MN
2.60%, 06/01/51	63	36,722
2.90%, 03/01/50	70	43,902
3.20%, 04/01/52	55	35,954
3.40%, 08/15/42	76	56,658
3.60%, 05/15/46	70	51,160
3.60%, 09/15/47	95	69,054
4.00%, 08/15/45	30	23,627
4.13%, 05/15/44	60	48,262
4.50%, 06/01/52	60	49,377
5.10%, 05/15/53	100	89,796
5.35%, 11/01/39	20	19,818
5.40%, 03/15/54	90	84,519
Northern States Power Co./WI, 5.65%, 06/15/54	30	29,176
NSTAR Electric Co.
3.10%, 06/01/51	45	28,798
4.40%, 03/01/44	35	28,875
4.55%, 06/01/52	55	44,654
4.95%, 09/15/52	45	39,197
5.50%, 03/15/40	20	19,752
Oglethorpe Power Corp.
3.75%, 08/01/50	25	17,083
4.50%, 04/01/47	55	43,717
5.05%, 10/01/48	50	43,079
5.38%, 11/01/40	55	52,221
5.80%, 06/01/54	45	42,443
5.90%, 02/01/55	30	28,917
5.95%, 11/01/39	42	42,074
6.20%, 12/01/53	45	44,476
Ohio Edison Co., 6.88%, 07/15/36	40	44,459
Ohio Power Co.
4.00%, 06/01/49	30	21,827
4.15%, 04/01/48	70	52,647
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	15	11,148
4.15%, 04/01/47	15	11,568
5.60%, 04/01/53	55	52,425
5.80%, 04/01/55	25	24,326
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	70	39,807
3.10%, 09/15/49	90	57,416
3.70%, 05/15/50	20	14,150
3.75%, 04/01/45	80	60,137
3.80%, 09/30/47	50	36,835
3.80%, 06/01/49	65	46,943
4.10%, 11/15/48	65	49,628
4.55%, 12/01/41	55	47,205
4.60%, 06/01/52	55	44,592
4.95%, 09/15/52	95	82,009
5.25%, 09/30/40	30	28,707
5.30%, 06/01/42	55	51,417
5.35%, 10/01/52	15	13,645
5.55%, 06/15/54	85	80,052
5.80%, 04/01/55(a)	50	48,596
7.50%, 09/01/38	30	35,400
Pacific Gas and Electric Co.
3.30%, 08/01/40	145	103,207
3.50%, 08/01/50	240	151,923
3.75%, 08/15/42	45	31,662
3.95%, 12/01/47	130	89,761
Security	Par (000)	Value
Electric (continued)
4.00%, 12/01/46	$40	$27,940
4.20%, 06/01/41	70	53,137
4.25%, 03/15/46	15	10,942
4.30%, 03/15/45	95	70,505
4.45%, 04/15/42	40	31,173
4.50%, 07/01/40	190	155,938
4.60%, 06/15/43	25	19,595
4.75%, 02/15/44	95	75,715
4.95%, 07/01/50	345	274,189
5.25%, 03/01/52	75	61,265
6.15%, 03/01/55	100	92,620
6.70%, 04/01/53	65	64,428
6.75%, 01/15/53	160	159,209
PacifiCorp
2.90%, 06/15/52	110	63,188
3.30%, 03/15/51	90	56,844
4.10%, 02/01/42	70	54,698
4.13%, 01/15/49	95	70,196
4.15%, 02/15/50	90	66,430
5.35%, 12/01/53	130	114,259
5.50%, 05/15/54	125	112,370
5.75%, 04/01/37	60	59,896
5.80%, 01/15/55	155	145,286
6.00%, 01/15/39	70	70,647
6.10%, 08/01/36	35	35,924
6.25%, 10/15/37	60	61,959
6.35%, 07/15/38	40	41,571
PECO Energy Co.
2.80%, 06/15/50	35	21,230
2.85%, 09/15/51	35	21,275
3.00%, 09/15/49	35	22,211
3.70%, 09/15/47	75	54,778
3.90%, 03/01/48	100	75,497
4.15%, 10/01/44	50	40,359
4.38%, 08/15/52	10	8,052
4.60%, 05/15/52	40	33,001
5.25%, 09/15/54	20	18,378
5.95%, 10/01/36	15	15,718
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	158,951
5.25%, 10/24/42(f)	200	173,942
6.15%, 05/21/48(f)	200	191,423
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	439,753
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	589,598
Potomac Electric Power Co.
4.15%, 03/15/43	70	56,639
5.50%, 03/15/54	30	28,196
6.50%, 11/15/37	60	65,893
PPL Electric Utilities Corp.
3.00%, 10/01/49	25	15,996
3.95%, 06/01/47	25	19,231
4.13%, 06/15/44	40	32,421
4.15%, 10/01/45	40	32,419
4.15%, 06/15/48	25	19,688
4.75%, 07/15/43	50	44,247
5.25%, 05/15/53	100	92,848
6.25%, 05/15/39	10	10,803
Progress Energy Inc., 6.00%, 12/01/39	80	81,687

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
3.60%, 09/15/42	$45	$33,897
3.80%, 06/15/47	20	14,490
4.05%, 09/15/49	45	33,363
4.10%, 06/15/48	35	26,462
4.30%, 03/15/44	50	40,286
4.50%, 06/01/52	70	55,429
5.25%, 04/01/53	95	84,453
5.75%, 05/15/54	60	57,308
5.85%, 05/15/55	50	48,216
6.50%, 08/01/38	25	26,817
Series 17, 6.25%, 09/01/37	46	48,496
Series 34, 3.20%, 03/01/50	65	41,780
Series 36, 2.70%, 01/15/51	50	28,800
Public Service Co. of New Hampshire
3.60%, 07/01/49	40	28,164
5.15%, 01/15/53	35	31,354
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	10	6,157
Public Service Electric & Gas Co.
2.05%, 08/01/50	35	17,951
2.70%, 05/01/50	25	14,973
3.00%, 03/01/51	40	25,300
3.15%, 01/01/50	35	22,965
3.20%, 08/01/49	45	30,033
3.60%, 12/01/47	65	46,955
3.80%, 03/01/46	90	67,931
3.85%, 05/01/49	65	48,798
3.95%, 05/01/42	75	60,067
5.13%, 03/15/53	75	68,058
5.30%, 08/01/54	50	46,373
5.45%, 08/01/53	50	47,468
5.45%, 03/01/54	65	61,782
5.50%, 03/01/40	15	14,941
5.80%, 05/01/37	50	51,991
Puget Sound Energy Inc.
2.89%, 09/15/51	50	29,857
3.25%, 09/15/49	45	29,036
4.22%, 06/15/48	53	41,065
4.30%, 05/20/45	30	24,119
5.45%, 06/01/53	25	23,070
5.64%, 04/15/41	36	34,985
5.69%, 06/15/54	50	47,715
5.76%, 10/01/39	35	35,315
5.80%, 03/15/40	35	35,182
6.27%, 03/15/37	30	31,697
San Diego Gas & Electric Co.
3.70%, 03/15/52	55	38,200
4.15%, 05/15/48	55	41,556
4.50%, 08/15/40	60	52,280
5.35%, 04/01/53	95	86,063
5.55%, 04/15/54	65	60,428
6.00%, 06/01/39	30	30,897
Series RRR, 3.75%, 06/01/47	50	35,757
Series TTT, 4.10%, 06/15/49	55	40,911
Series UUU, 3.32%, 04/15/50	45	29,313
Series WWW, 2.95%, 08/15/51	75	45,709
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	185,895
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	193,590
Security	Par (000)	Value
Electric (continued)
Sempra
3.80%, 02/01/38	$120	$97,063
4.00%, 02/01/48	45	32,448
6.00%, 10/15/39	70	69,550
Sierra Pacific Power Co., 5.90%, 03/15/54	65	63,053
Southern California Edison Co.
3.45%, 02/01/52	65	39,833
3.65%, 02/01/50	145	94,011
4.00%, 04/01/47	195	136,790
4.05%, 03/15/42	61	45,015
4.50%, 09/01/40	35	28,445
4.65%, 10/01/43	50	39,633
5.50%, 03/15/40	60	54,779
5.63%, 02/01/36	10	9,686
5.70%, 03/01/53	65	56,767
5.75%, 04/15/54	40	35,198
5.88%, 12/01/53	80	71,325
5.90%, 03/01/55	40	35,908
6.05%, 03/15/39	60	59,381
6.20%, 09/15/55	75	70,074
Series 05-E, 5.35%, 07/15/35	25	23,958
Series 06-E, 5.55%, 01/15/37	30	28,550
Series 08-A, 5.95%, 02/01/38	71	69,491
Series 13-A, 3.90%, 03/15/43	35	25,320
Series 20A, 2.95%, 02/01/51	90	50,781
Series B, 4.88%, 03/01/49	70	54,870
Series C, 3.60%, 02/01/45	70	46,923
Series C, 4.13%, 03/01/48	75	53,023
Series E, 5.45%, 06/01/52	25	21,003
Series H, 3.65%, 06/01/51	35	22,378
Southern Co. (The)
4.25%, 07/01/36	50	45,059
4.40%, 07/01/46	230	185,734
Southern Power Co.
5.15%, 09/15/41	80	72,945
5.25%, 07/15/43	40	36,352
Series F, 4.95%, 12/15/46	55	46,540
Southwestern Electric Power Co.
3.25%, 11/01/51	80	49,556
6.20%, 03/15/40	30	30,832
Series J, 3.90%, 04/01/45	60	43,888
Series L, 3.85%, 02/01/48	35	24,601
Southwestern Public Service Co.
3.40%, 08/15/46	50	33,719
3.70%, 08/15/47	35	24,965
3.75%, 06/15/49	40	28,126
4.50%, 08/15/41	60	50,595
6.00%, 06/01/54	50	49,010
Series 6, 4.40%, 11/15/48	40	31,168
Series 8, 3.15%, 05/01/50	90	56,615
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	192,880
Tampa Electric Co.
3.45%, 03/15/51	39	26,015
3.63%, 06/15/50	15	10,400
4.10%, 06/15/42	25	20,335
4.30%, 06/15/48	33	25,958
4.35%, 05/15/44	29	23,744
4.45%, 06/15/49	20	16,008
5.00%, 07/15/52	20	17,302

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	$173	$160,847
Toledo Edison Co. (The), 6.15%, 05/15/37	26	27,673
TransAlta Corp., 6.50%, 03/15/40	35	31,964
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	9,958
Tucson Electric Power Co.
3.25%, 05/01/51	30	19,048
4.00%, 06/15/50	35	25,603
4.85%, 12/01/48	15	12,742
5.50%, 04/15/53	30	27,731
5.90%, 04/15/55	45	44,012
Union Electric Co.
2.63%, 03/15/51	75	43,256
3.25%, 10/01/49	40	26,587
3.65%, 04/15/45	65	47,966
3.90%, 09/15/42	50	39,738
3.90%, 04/01/52	35	25,807
4.00%, 04/01/48	20	15,140
5.13%, 03/15/55	45	40,203
5.25%, 01/15/54	50	45,071
5.30%, 08/01/37	35	34,730
5.45%, 03/15/53	60	56,014
8.45%, 03/15/39	26	32,549
Virginia Electric & Power Co.
2.45%, 12/15/50	65	35,307
2.95%, 11/15/51	110	66,548
3.30%, 12/01/49	75	48,676
4.00%, 01/15/43	70	54,834
4.45%, 02/15/44	80	66,431
4.60%, 12/01/48	25	20,532
5.35%, 01/15/54	55	49,970
5.45%, 04/01/53	95	87,632
5.65%, 03/15/55	25	23,732
5.70%, 08/15/53	60	57,247
6.35%, 11/30/37	10	10,582
8.88%, 11/15/38	55	71,218
Series A, 6.00%, 05/15/37	55	56,741
Series B, 3.80%, 09/15/47	84	61,114
Series B, 4.20%, 05/15/45	35	27,740
Series B, 6.00%, 01/15/36	55	57,049
Series C, 4.00%, 11/15/46	75	56,561
Series C, 4.63%, 05/15/52	165	134,231
Series D, 4.65%, 08/15/43	85	72,846
Wisconsin Electric Power Co.
4.30%, 10/15/48(b)	10	7,985
5.05%, 10/01/54	10	8,747
5.70%, 12/01/36	30	31,146
Wisconsin Power and Light Co.
3.65%, 04/01/50	25	17,370
6.38%, 08/15/37	35	37,207
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	23,854
3.30%, 09/01/49	35	23,133
3.67%, 12/01/42	20	15,173
4.75%, 11/01/44	40	34,707
Xcel Energy Inc.
3.50%, 12/01/49	70	46,456
6.50%, 07/01/36	35	36,749
		34,659,453
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50	$85	$51,505
2.80%, 12/21/51	70	42,540
5.25%, 11/15/39	50	49,775
		143,820
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46	50	39,549
Honeywell International Inc.
2.80%, 06/01/50	105	64,291
3.81%, 11/21/47	95	71,279
5.25%, 03/01/54	105	97,406
5.35%, 03/01/64	50	45,481
5.38%, 03/01/41	85	83,903
5.70%, 03/15/36	65	67,051
5.70%, 03/15/37	46	47,322
Tyco Electronics Group SA, 7.13%, 10/01/37	55	62,733
		579,015
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	63	60,019
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	145,629
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	20	15,308
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	30	19,640
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	159,787
		340,364
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42	420	302,392
5.14%, 03/15/52	725	469,777
5.39%, 03/15/62	270	173,481
		945,650
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	5	3,790
Republic Services Inc.
3.05%, 03/01/50	55	36,019
5.70%, 05/15/41	40	40,395
6.20%, 03/01/40	50	53,055
Waste Connections Inc.
2.95%, 01/15/52	105	64,959
3.05%, 04/01/50	55	35,265
Waste Management Inc.
2.50%, 11/15/50	50	28,676
2.95%, 06/01/41	30	21,618
4.10%, 03/01/45	60	48,781
4.15%, 07/15/49	85	67,180
5.35%, 10/15/54	130	122,941
		522,679
Food — 1.0%
Conagra Brands Inc.
5.30%, 11/01/38	98	91,790
5.40%, 11/01/48	110	96,871
General Mills Inc.
3.00%, 02/01/51(b)	75	46,480
4.15%, 02/15/43	25	19,921
4.70%, 04/17/48	50	41,855
5.40%, 06/15/40	50	48,195

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	$200	$143,453
4.70%, 11/10/47(f)	200	161,637
Hershey Co. (The)
2.65%, 06/01/50	60	35,433
3.13%, 11/15/49	56	37,013
3.38%, 08/15/46	5	3,566
Hormel Foods Corp., 3.05%, 06/03/51	65	41,247
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	157,166
Ingredion Inc., 3.90%, 06/01/50	45	32,425
J.M. Smucker Co. (The)
4.38%, 03/15/45	61	49,035
6.50%, 11/15/43	85	88,845
6.50%, 11/15/53(b)	95	99,843
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	115	86,729
6.50%, 12/01/52	145	146,727
7.25%, 11/15/53	110	120,911
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)	60	59,759
Kellanova
4.50%, 04/01/46	80	66,839
5.75%, 05/16/54	35	33,769
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	56,902
Kraft Heinz Foods Co.
4.38%, 06/01/46	310	244,848
4.63%, 10/01/39	36	31,409
4.88%, 10/01/49	170	141,892
5.00%, 07/15/35	75	72,704
5.00%, 06/04/42	115	101,532
5.20%, 07/15/45	125	111,040
5.50%, 06/01/50	85	77,372
6.50%, 02/09/40	55	57,547
6.88%, 01/26/39	85	91,771
7.13%, 08/01/39(a)	85	93,572
Kroger Co. (The)
3.88%, 10/15/46	55	40,536
3.95%, 01/15/50	70	51,431
4.45%, 02/01/47	110	88,735
4.65%, 01/15/48	45	36,842
5.00%, 04/15/42	30	26,739
5.15%, 08/01/43	30	27,094
5.40%, 07/15/40	15	14,373
5.40%, 01/15/49	85	77,272
5.50%, 09/15/54	215	199,222
5.65%, 09/15/64	165	152,796
6.90%, 04/15/38	56	61,605
Mars Inc.
2.38%, 07/16/40(a)	80	54,715
2.45%, 07/16/50(a)(b)	50	27,651
3.88%, 04/01/39(a)	110	93,038
3.95%, 04/01/44(a)	50	39,689
3.95%, 04/01/49(a)	85	65,105
4.13%, 04/01/54(a)	53	40,302
4.20%, 04/01/59(a)	85	63,810
5.65%, 05/01/45(a)	275	269,957
5.70%, 05/01/55(a)	485	471,416
5.80%, 05/01/65(a)	70	67,879
McCormick & Co. Inc./MD, 4.20%, 08/15/47	51	39,595
Security	Par (000)	Value
Food (continued)
Mondelez International Inc., 2.63%, 09/04/50	$130	$74,975
Nestle Holdings Inc.
2.63%, 09/14/51(a)	55	32,640
3.90%, 09/24/38(a)	210	184,413
4.00%, 09/24/48(a)	20	15,896
4.70%, 01/15/53(a)	150	130,140
Sysco Corp.
3.15%, 12/14/51	100	61,912
3.30%, 02/15/50	70	45,190
4.45%, 03/15/48	55	44,356
4.50%, 04/01/46	75	60,754
4.85%, 10/01/45	43	37,095
5.38%, 09/21/35	20	19,865
6.60%, 04/01/40	35	37,317
6.60%, 04/01/50	84	88,774
Tesco PLC, 6.15%, 11/15/37(a)	50	49,937
The Campbell's Co.
3.13%, 04/24/50	55	34,549
4.80%, 03/15/48	80	68,129
5.25%, 10/13/54	35	30,759
Tyson Foods Inc.
4.55%, 06/02/47	85	68,882
5.10%, 09/28/48	155	135,448
5.15%, 08/15/44	50	44,624
		6,065,555
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47	40	34,448
5.50%, 04/30/49(f)	200	171,314
International Paper Co.
4.35%, 08/15/48	87	67,381
4.40%, 08/15/47	69	53,796
4.80%, 06/15/44	75	63,303
5.00%, 09/15/35	40	38,494
5.15%, 05/15/46	45	39,462
6.00%, 11/15/41	60	59,225
7.30%, 11/15/39	5	5,583
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	205,255
		738,261
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52	90	53,822
3.38%, 09/15/49	60	40,695
4.13%, 10/15/44	50	40,572
4.13%, 03/15/49	65	50,463
4.15%, 01/15/43	50	40,897
4.30%, 10/01/48	85	68,409
5.50%, 06/15/41	45	44,336
5.75%, 10/15/52	70	68,469
6.20%, 11/15/53	60	62,788
Boston Gas Co.
4.49%, 02/15/42(a)	30	24,620
6.12%, 07/20/53(a)	50	48,591
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	28	20,981
4.49%, 03/04/49(a)	45	34,241
4.50%, 03/10/46(a)	50	39,655
6.42%, 07/18/54(a)	55	55,343
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	50	49,506

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	$55	$33,343
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	60	38,167
5.82%, 04/01/41(a)	65	61,428
NiSource Inc.
3.95%, 03/30/48	105	78,513
4.38%, 05/15/47	125	99,975
4.80%, 02/15/44	105	90,694
5.00%, 06/15/52	50	42,833
5.25%, 02/15/43	10	9,128
5.65%, 02/01/45	70	66,538
5.95%, 06/15/41	45	44,493
ONE Gas Inc.
4.50%, 11/01/48	15	12,124
4.66%, 02/01/44	105	90,053
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	60	38,564
3.64%, 11/01/46	60	42,031
4.65%, 08/01/43	10	8,470
5.05%, 05/15/52	50	42,577
Southern California Gas Co.
3.75%, 09/15/42	55	41,485
5.13%, 11/15/40	25	23,336
5.60%, 04/01/54	50	46,984
5.75%, 06/01/53	60	57,163
6.00%, 06/15/55	100	98,872
6.35%, 11/15/52	70	72,196
Series UU, 4.13%, 06/01/48	55	41,436
Series VV, 4.30%, 01/15/49	60	46,474
Series WW, 3.95%, 02/15/50	45	32,702
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	80	59,478
4.40%, 06/01/43	39	31,927
4.40%, 05/30/47	60	47,335
5.88%, 03/15/41	51	50,694
Series 21A, 3.15%, 09/30/51	65	40,047
Southwest Gas Corp.
3.18%, 08/15/51	30	18,558
3.80%, 09/29/46	20	14,295
4.15%, 06/01/49	40	29,681
Washington Gas Light Co.
3.65%, 09/15/49	67	46,795
Series K, 3.80%, 09/15/46	65	47,889
WGL Holdings Inc., 4.60%, 11/01/44	15	11,998
		2,401,664
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	80	51,553
4.10%, 03/01/48	30	23,518
Stanley Black & Decker Inc.
2.75%, 11/15/50	91	50,082
4.85%, 11/15/48	60	48,555
5.20%, 09/01/40	30	27,400
		201,108
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36	204	199,607
4.75%, 04/15/43	75	69,495
4.90%, 11/30/46	335	309,844
5.30%, 05/27/40	60	59,956
Security	Par (000)	Value
Health Care - Products (continued)
6.00%, 04/01/39	$40	$43,271
6.15%, 11/30/37	83	90,499
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	35,554
5.75%, 12/06/52(a)	20	19,187
Baxter International Inc.
3.13%, 12/01/51	95	58,361
3.50%, 08/15/46	40	27,425
Boston Scientific Corp.
4.55%, 03/01/39	70	64,482
4.70%, 03/01/49	69	60,238
6.50%, 11/15/35	42	46,401
7.38%, 01/15/40	35	41,314
Danaher Corp.
2.60%, 10/01/50	105	61,460
2.80%, 12/10/51	110	66,425
4.38%, 09/15/45	50	42,284
DH Europe Finance II SARL
3.25%, 11/15/39	100	78,228
3.40%, 11/15/49	101	69,820
GE HealthCare Technologies Inc., 6.38%, 11/22/52	105	110,524
Koninklijke Philips NV
5.00%, 03/15/42	45	39,247
6.88%, 03/11/38	55	58,922
Medtronic Inc., 4.63%, 03/15/45	194	170,032
Revvity Inc., 3.63%, 03/15/51	50	32,915
Solventum Corp.
5.90%, 04/30/54	135	129,567
6.00%, 05/15/64	65	62,138
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	65	44,984
Stryker Corp.
2.90%, 06/15/50	65	41,256
4.10%, 04/01/43	50	40,438
4.38%, 05/15/44	45	37,446
4.63%, 03/15/46	105	90,123
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	120	83,631
4.10%, 08/15/47	86	68,224
5.30%, 02/01/44	40	37,876
5.40%, 08/10/43	65	62,762
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	50	40,117
5.75%, 11/30/39	40	39,426
		2,633,479
Health Care - Services — 2.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	18,001
Adventist Health System/West, 3.63%, 03/01/49	40	26,198
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	52	35,720
4.27%, 08/15/48	41	32,279
Series 2020, 3.01%, 06/15/50	50	31,774
Aetna Inc.
4.50%, 05/15/42	55	44,399
4.75%, 03/15/44	50	40,955
6.63%, 06/15/36	96	101,299
6.75%, 12/15/37	65	68,882
AHS Hospital Corp.
5.02%, 07/01/45	45	40,907
Series 2021, 2.78%, 07/01/51	60	36,014

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Allina Health System
2.90%, 11/15/51	$10	$5,947
Series 2019, 3.89%, 04/15/49	60	44,269
Ascension Health
3.95%, 11/15/46	115	90,093
4.85%, 11/15/53	70	61,267
Series B, 3.11%, 11/15/39	40	30,551
Banner Health
2.91%, 01/01/42	45	31,141
2.91%, 01/01/51	30	18,434
Series 2020, 3.18%, 01/01/50	35	22,939
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	5	2,677
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	42,609
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	65	48,153
Baylor Scott & White Holdings
3.97%, 11/15/46	15	11,674
4.19%, 11/15/45	65	52,513
Series 2021, 2.84%, 11/15/50	115	70,281
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	10	6,043
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	40	25,688
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	20	12,997
Children's Health System of Texas, 2.51%, 08/15/50	60	33,963
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	30	23,960
Series 2020, 2.59%, 02/01/50	55	31,845
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	40	33,234
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	30	18,130
Cigna Group (The)
3.20%, 03/15/40	130	96,588
3.40%, 03/15/50	150	98,015
3.40%, 03/15/51	180	116,836
3.88%, 10/15/47	130	94,072
4.80%, 08/15/38	174	159,100
4.80%, 07/15/46	100	84,717
4.90%, 12/15/48	330	278,867
5.60%, 02/15/54	70	64,666
6.13%, 11/15/41	61	61,910
City of Hope
Series 2013, 5.62%, 11/15/43	25	23,416
Series 2018, 4.38%, 08/15/48	55	42,704
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	38,131
CommonSpirit Health
3.82%, 10/01/49	87	62,106
3.91%, 10/01/50	75	53,288
4.19%, 10/01/49	101	75,854
4.35%, 11/01/42	90	73,649
5.55%, 12/01/54	10	9,174
6.46%, 11/01/52	40	40,860
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(b)	10	6,125
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	40	27,961
Security	Par (000)	Value
Health Care - Services (continued)
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	$65	$43,928
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	40	29,689
Dignity Health, 4.50%, 11/01/42	45	36,747
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	65	49,617
Elevance Health Inc.
3.13%, 05/15/50	105	66,223
3.60%, 03/15/51	105	71,714
3.70%, 09/15/49	95	66,093
4.38%, 12/01/47	153	121,564
4.55%, 03/01/48	95	76,620
4.55%, 05/15/52	65	51,642
4.63%, 05/15/42	105	89,527
4.65%, 01/15/43	45	38,453
4.65%, 08/15/44	105	88,690
5.10%, 01/15/44	81	72,312
5.13%, 02/15/53	125	108,653
5.65%, 06/15/54	115	107,375
5.70%, 02/15/55	130	122,314
5.85%, 01/15/36	45	46,236
5.85%, 11/01/64	105	98,829
6.10%, 10/15/52	85	84,380
6.38%, 06/15/37	45	47,385
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	5	3,637
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	10	8,626
Hackensack Meridian Health Inc.
4.21%, 07/01/48	65	51,346
4.50%, 07/01/57	45	35,735
Series 2020, 2.68%, 09/01/41	10	6,766
Series 2020, 2.88%, 09/01/50	68	41,451
Hartford HealthCare Corp., 3.45%, 07/01/54	35	23,570
HCA Inc.
3.50%, 07/15/51	170	109,014
4.38%, 03/15/42	40	32,276
4.63%, 03/15/52	205	160,653
5.13%, 06/15/39	150	137,634
5.25%, 06/15/49	215	185,803
5.50%, 06/15/47	165	149,492
5.90%, 06/01/53	110	103,088
5.95%, 09/15/54	115	108,381
6.00%, 04/01/54	165	156,556
6.10%, 04/01/64	80	75,559
6.20%, 03/01/55	100	97,587
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	130	81,217
5.88%, 06/15/54(a)	75	70,711
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	20	14,679
Humana Inc.
3.95%, 08/15/49	65	45,109
4.63%, 12/01/42	46	37,304
4.80%, 03/15/47	65	51,924
4.95%, 10/01/44	105	87,732
5.50%, 03/15/53	75	65,124
5.75%, 04/15/54	75	67,382
6.00%, 05/01/55	15	13,933

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	$45	$34,480
Series 2021, 2.85%, 11/01/51	40	24,286
Inova Health System Foundation, 4.07%, 05/15/52	25	19,121
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	55	38,181
Iowa Health System, Series 2020, 3.67%, 02/15/50	40	28,399
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	35	26,641
Kaiser Foundation Hospitals
4.15%, 05/01/47	124	98,833
4.88%, 04/01/42	80	72,543
Series 2019, 3.27%, 11/01/49	135	90,686
Series 2021, 2.81%, 06/01/41	170	118,177
Series 2021, 3.00%, 06/01/51	130	81,764
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	103	87,066
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	30,567
Series 2017, 3.77%, 07/01/48	35	26,015
Series 2020, 3.19%, 07/01/49	45	29,855
Series 2020, 3.34%, 07/01/60	55	34,649
Mayo Clinic
3.77%, 11/15/43	40	31,400
Series 2013, 4.00%, 11/15/47	35	27,036
Series 2016, 4.13%, 11/15/52	30	23,296
Series 2021, 3.20%, 11/15/61	75	45,811
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	50	40,335
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	45	30,309
Memorial Health Services, 3.45%, 11/01/49	40	27,274
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	45	34,920
5.00%, 07/01/42	45	41,988
Series 2015, 4.20%, 07/01/55	5	3,917
Series 2020, 2.96%, 01/01/50	50	31,589
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	8,873
Montefiore Obligated Group
4.29%, 09/01/50	35	23,164
Series 18-C, 5.25%, 11/01/48	50	39,812
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	20	14,373
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	45	31,710
Series 2019, 3.74%, 07/01/49	55	35,188
Series 2020, 3.39%, 07/01/50	45	26,637
MultiCare Health System, 2.80%, 08/15/50	40	23,599
MyMichigan Health, Series 2020, 3.41%, 06/01/50	45	30,333
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	5	4,188
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	45	30,065
2.61%, 08/01/60(b)	15	8,069
4.02%, 08/01/45	75	59,338
4.06%, 08/01/56	15	11,231
Series 2019, 3.95%, 08/01/2119	65	42,821
Northwell Healthcare Inc.
3.81%, 11/01/49	50	35,240
3.98%, 11/01/46	60	44,497
4.26%, 11/01/47	85	65,062
Security	Par (000)	Value
Health Care - Services (continued)
Novant Health Inc.
2.64%, 11/01/36	$90	$68,972
3.17%, 11/01/51	85	54,204
3.32%, 11/01/61(b)	10	6,111
NYU Langone Hospitals
4.37%, 07/01/47	70	58,156
4.78%, 07/01/44	25	22,257
5.75%, 07/01/43	5	4,981
Series 2020, 3.38%, 07/01/55(b)	40	26,267
OhioHealth Corp.
2.83%, 11/15/41	5	3,443
Series 2020, 3.04%, 11/15/50	50	32,730
Orlando Health Obligated Group
3.33%, 10/01/50	30	19,901
4.09%, 10/01/48	45	34,772
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	50	40,500
Series 2020, 3.22%, 11/15/50	35	20,851
Piedmont Healthcare Inc.
2.86%, 01/01/52	55	32,408
Series 2042, 2.72%, 01/01/42	10	6,737
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51(b)	90	48,725
Series A, 3.93%, 10/01/48	45	32,697
Series I, 3.74%, 10/01/47	35	25,094
Quest Diagnostics Inc., 4.70%, 03/30/45	40	33,920
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	45	28,882
Roche Holdings Inc.
2.61%, 12/13/51(a)	200	117,398
4.00%, 11/28/44(a)	150	122,930
7.00%, 03/01/39(a)	145	169,561
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	70	41,528
Sentara Health, 2.93%, 11/01/51	15	9,175
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	25	14,731
Stanford Health Care
3.03%, 08/15/51	10	6,214
Series 2018, 3.80%, 11/15/48	88	64,886
Sutter Health
5.55%, 08/15/53(b)	55	52,824
Series 2018, 4.09%, 08/15/48	36	27,934
Series 20A, 3.16%, 08/15/40	25	18,952
Series 20A, 3.36%, 08/15/50	60	40,190
Texas Health Resources
2.33%, 11/15/50	20	10,838
4.33%, 11/15/55	45	35,677
Toledo Hospital (The)
4.98%, 11/15/45	30	22,856
5.75%, 11/15/38	85	84,049
6.02%, 11/15/48	45	39,878
Trinity Health Corp.
4.13%, 12/01/45	55	43,706
Series 2019, 3.43%, 12/01/48	35	25,330
Series 2021, 2.63%, 12/01/40	40	27,830
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,430
UnitedHealth Group Inc.
2.75%, 05/15/40	70	48,872
2.90%, 05/15/50	125	74,991
3.05%, 05/15/41	170	121,030

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.13%, 05/15/60	$75	$43,351
3.25%, 05/15/51	245	156,095
3.50%, 08/15/39	140	109,803
3.70%, 08/15/49	140	97,944
3.75%, 10/15/47	90	64,492
3.88%, 08/15/59	155	104,550
3.95%, 10/15/42	45	35,432
4.20%, 01/15/47	105	81,158
4.25%, 03/15/43	103	83,753
4.25%, 04/15/47	85	66,534
4.25%, 06/15/48	150	115,943
4.38%, 03/15/42	110	91,910
4.45%, 12/15/48	145	115,352
4.63%, 07/15/35	110	104,033
4.63%, 11/15/41	85	73,580
4.75%, 07/15/45	107	91,298
4.75%, 05/15/52	205	168,219
4.95%, 05/15/62	115	94,371
5.05%, 04/15/53	205	175,873
5.20%, 04/15/63	155	132,174
5.38%, 04/15/54	165	148,507
5.50%, 07/15/44	215	202,193
5.50%, 04/15/64	120	107,857
5.63%, 07/15/54	205	191,701
5.75%, 07/15/64	155	144,593
5.80%, 03/15/36	90	92,042
5.88%, 02/15/53	220	212,542
5.95%, 02/15/41	50	50,166
6.05%, 02/15/63	160	155,573
6.50%, 06/15/37	50	53,453
6.63%, 11/15/37	65	70,040
6.88%, 02/15/38	80	88,677
UPMC, 5.38%, 05/15/43	25	23,306
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	40	24,295
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	39	31,886
Series 2021, 3.07%, 03/01/51	55	32,686
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	55	31,098
		13,450,391
Holding Companies - Diversified — 0.2%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(f)	200	180,322
Gaci First Investment Co.
5.13%, 02/14/53(f)	200	166,048
5.38%, 01/29/54(f)	200	172,715
JAB Holdings BV
3.75%, 05/28/51(a)	35	22,748
4.50%, 04/08/52(a)	5	3,704
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	134,411
3.70%, 11/07/49(f)	200	143,768
3.95%, 05/21/50(f)	200	149,578
Temasek Financial I Ltd., 2.50%, 10/06/70(a)	250	135,798
		1,109,092
Home Builders — 0.0%
DR Horton Inc., 5.50%, 10/15/35	60	60,017
MDC Holdings Inc., 6.00%, 01/15/43	65	57,508
		117,525
Security	Par (000)	Value
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	$50	$29,951
Whirlpool Corp.
4.50%, 06/01/46	56	40,599
4.60%, 05/15/50(b)	60	42,805
		113,355
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47	65	49,572
5.00%, 06/15/52	35	30,583
Kimberly-Clark Corp.
2.88%, 02/07/50	30	19,012
3.20%, 07/30/46	65	44,650
3.90%, 05/04/47	60	45,579
5.30%, 03/01/41	30	29,062
6.63%, 08/01/37	100	113,546
SC Johnson & Son Inc.
4.75%, 10/15/46(a)	40	33,663
4.80%, 09/01/40(a)	50	45,606
		411,273
Housewares — 0.0%
Newell Brands Inc.
6.88%, 04/01/36	48	44,043
7.00%, 04/01/46	67	54,412
		98,455
Insurance — 2.3%
200 Park Funding Trust, 5.74%, 02/15/55(a)	220	212,132
Aflac Inc.
4.00%, 10/15/46	30	22,937
4.75%, 01/15/49	80	67,100
AIA Group Ltd.
3.20%, 09/16/40(a)	225	170,698
4.50%, 03/16/46(a)	55	47,273
5.40%, 09/30/54(a)	30	27,423
Alleghany Corp.
3.25%, 08/15/51	50	32,615
4.90%, 09/15/44	55	48,976
Allstate Corp. (The)
3.85%, 08/10/49	60	44,290
4.20%, 12/15/46	75	59,619
4.50%, 06/15/43	60	50,553
5.95%, 04/01/36	50	52,635
6.50%, 05/15/67(c)	35	34,877
American Financial Group Inc./OH, 4.50%, 06/15/47	75	58,969
American International Group Inc.
4.38%, 06/30/50	110	88,743
4.50%, 07/16/44	80	67,847
4.75%, 04/01/48	110	94,871
AmFam Holdings Inc., 3.83%, 03/11/51(a)	32	19,689
Aon Corp., 6.25%, 09/30/40	40	41,631
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	75	44,630
3.90%, 02/28/52	85	61,127
Aon Global Ltd.
4.60%, 06/14/44	50	41,837
4.75%, 05/15/45	64	54,593
Aon North America Inc., 5.75%, 03/01/54	210	200,930
Arch Capital Finance LLC, 5.03%, 12/15/46	50	43,604
Arch Capital Group Ltd., 3.64%, 06/30/50	120	84,600
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	49,553

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co.
3.05%, 03/09/52	$50	$30,428
3.50%, 05/20/51	110	74,053
5.55%, 02/15/55	170	157,822
5.75%, 03/02/53	77	73,624
5.75%, 07/15/54	80	76,084
6.75%, 02/15/54	35	37,796
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(a)(c)	30	27,659
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	65	42,563
Athene Holding Ltd.
3.45%, 05/15/52	75	46,102
3.95%, 05/25/51	65	44,242
6.25%, 04/01/54	85	81,154
Beacon Funding Trust, 6.27%, 08/15/54(a)	100	95,702
Belrose Funding Trust II, 6.79%, 05/15/55(a)	100	100,246
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	60	34,874
2.85%, 10/15/50	155	97,231
3.85%, 03/15/52	240	179,988
4.20%, 08/15/48	233	191,077
4.25%, 01/15/49	216	178,474
4.30%, 05/15/43	70	60,683
4.40%, 05/15/42	100	90,386
5.75%, 01/15/40	63	66,739
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	130	118,158
Brighthouse Financial Inc.
3.85%, 12/22/51	50	31,690
4.70%, 06/22/47	109	81,981
Brown & Brown Inc., 4.95%, 03/17/52	65	53,722
Chubb Corp. (The)
6.00%, 05/11/37	56	59,514
Series 1, 6.50%, 05/15/38	70	77,208
Chubb INA Holdings LLC
2.85%, 12/15/51	65	40,231
3.05%, 12/15/61	105	62,272
4.15%, 03/13/43	55	45,550
4.35%, 11/03/45	165	137,914
6.70%, 05/15/36	30	33,345
Corebridge Financial Inc.
4.35%, 04/05/42	55	45,020
4.40%, 04/05/52	145	112,337
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	65	39,753
Equitable Holdings Inc., 5.00%, 04/20/48	73	62,586
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	115	68,984
3.50%, 10/15/50	105	68,997
4.87%, 06/01/44	45	38,774
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	50	47,449
6.35%, 03/22/54	45	43,967
Farmers Insurance Exchange
4.75%, 11/01/57(a)(c)	45	36,097
7.00%, 10/15/64, (10-year CMT + 3.864%)(a)(c)	10	9,857
Fidelity National Financial Inc., 3.20%, 09/17/51	60	35,906
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	30	29,865
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	5	4,937
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	85	70,057
Security	Par (000)	Value
Insurance (continued)
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	$70	$54,184
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)	35	22,860
4.85%, 01/24/77(a)	60	48,525
4.88%, 06/19/64(a)	55	46,155
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,132
3.60%, 08/19/49	85	60,570
4.30%, 04/15/43	45	37,079
4.40%, 03/15/48	55	45,013
5.95%, 10/15/36	45	46,434
6.10%, 10/01/41	65	65,861
Jackson Financial Inc., 4.00%, 11/23/51	70	46,245
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)	195	138,152
3.95%, 05/15/60(a)	85	54,667
4.30%, 02/01/61(a)	85	52,621
5.50%, 06/15/52(a)	80	71,393
7.80%, 03/07/87(a)	50	56,250
Lincoln National Corp.
4.35%, 03/01/48	27	20,971
7.00%, 06/15/40	55	60,139
Loews Corp., 4.13%, 05/15/43	75	62,259
Manulife Financial Corp., 5.38%, 03/04/46	100	95,461
Markel Group Inc.
3.45%, 05/07/52	65	42,397
4.15%, 09/17/50	61	45,300
4.30%, 11/01/47	40	30,850
5.00%, 04/05/46	40	34,354
5.00%, 05/20/49	60	50,895
6.00%, 05/16/54	70	68,129
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	40	24,341
4.20%, 03/01/48	50	39,825
4.35%, 01/30/47	55	45,232
4.75%, 03/15/39	60	55,848
4.90%, 03/15/49	140	122,987
5.35%, 11/15/44	50	47,624
5.40%, 03/15/55	195	182,160
5.45%, 03/15/53	70	65,903
5.45%, 03/15/54	60	56,181
5.70%, 09/15/53	155	151,663
6.25%, 11/01/52	45	47,095
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	40	23,364
3.38%, 04/15/50(a)	45	29,978
3.73%, 10/15/70(a)	76	48,525
4.90%, 04/01/77(a)	50	40,095
5.08%, 02/15/69(a)(c)	15	13,101
5.67%, 12/01/52(a)	90	85,306
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	30	32,538
MetLife Inc.
4.05%, 03/01/45	110	88,064
4.13%, 08/13/42	91	74,849
4.60%, 05/13/46	100	86,812
4.72%, 12/15/44	60	52,073
4.88%, 11/13/43	116	104,152
5.00%, 07/15/52	120	106,310
5.25%, 01/15/54	115	105,680
5.70%, 06/15/35	115	119,688

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.88%, 02/06/41	$100	$102,032
6.40%, 12/15/66	150	151,489
10.75%, 08/01/69	31	40,492
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(c)	35	34,275
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)	120	87,045
5.30%, 11/18/44(a)	40	35,936
6.75%, 05/15/87	25	24,759
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	145	107,713
9.38%, 08/15/39(a)	75	95,932
New York Life Insurance Co.
3.75%, 05/15/50(a)	155	111,108
4.45%, 05/15/69(a)	110	83,102
6.75%, 11/15/39(a)	100	110,575
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	115	77,304
3.63%, 09/30/59(a)	150	99,458
3.85%, 09/30/47(a)	110	81,838
6.06%, 03/30/40(a)	125	128,729
Old Republic International Corp., 3.85%, 06/11/51	90	61,843
Pacific Life Insurance Co., 4.30%, 10/24/67(a)(c)	85	65,314
Pacific LifeCorp.
3.35%, 09/15/50(a)	80	52,126
5.13%, 01/30/43(a)	50	45,168
5.40%, 09/15/52(a)	75	68,929
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	60	37,931
Pine Street Trust II, 5.57%, 02/15/49(a)	110	98,043
Pine Street Trust III, 6.22%, 05/15/54(a)	30	29,007
Principal Financial Group Inc.
4.30%, 11/15/46	45	36,491
4.35%, 05/15/43	56	46,578
4.63%, 09/15/42	15	13,032
5.50%, 03/15/53	140	131,214
6.05%, 10/15/36	60	62,944
Progressive Corp. (The)
3.70%, 03/15/52	60	43,262
3.95%, 03/26/50	50	38,044
4.13%, 04/15/47	97	76,941
4.20%, 03/15/48	60	48,213
4.35%, 04/25/44	40	33,330
Provident Financing Trust I, 7.41%, 03/15/38	25	26,584
Prudential Financial Inc.
3.00%, 03/10/40	50	36,767
3.70%, 03/13/51	170	121,239
3.91%, 12/07/47	115	87,086
3.94%, 12/07/49	120	89,448
4.35%, 02/25/50	125	100,784
4.42%, 03/27/48	55	44,782
4.60%, 05/15/44	98	83,845
5.70%, 12/14/36	55	56,591
6.63%, 12/01/37	60	65,788
6.63%, 06/21/40	55	60,515
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	29,681
Selective Insurance Group Inc., 5.38%, 03/01/49	50	43,867
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	155	101,269
4.27%, 05/15/47(a)	230	182,132
4.90%, 09/15/44(a)	145	127,295
Security	Par (000)	Value
Insurance (continued)
6.85%, 12/16/39(a)	$100	$111,146
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	54,560
Travelers Companies Inc. (The)
2.55%, 04/27/50	50	29,175
3.05%, 06/08/51	50	32,035
3.75%, 05/15/46	45	34,091
4.00%, 05/30/47	85	66,241
4.05%, 03/07/48	65	50,811
4.10%, 03/04/49	60	47,033
4.30%, 08/25/45	60	49,499
4.60%, 08/01/43	35	30,171
5.35%, 11/01/40	100	98,075
5.45%, 05/25/53	90	86,024
6.25%, 06/15/37	85	92,231
6.75%, 06/20/36	50	56,212
Unum Group
4.05%, 08/15/41(a)	80	62,463
4.13%, 06/15/51	30	21,694
4.50%, 12/15/49	70	53,972
5.75%, 08/15/42	65	61,767
W R Berkley Corp.
3.15%, 09/30/61	45	26,520
3.55%, 03/30/52	25	16,851
4.00%, 05/12/50	70	52,003
4.75%, 08/01/44	45	38,330
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	60	39,796
5.15%, 01/15/49(a)	55	48,697
Willis North America Inc.
3.88%, 09/15/49	55	39,390
5.05%, 09/15/48	50	42,955
5.90%, 03/05/54	90	86,608
XL Group Ltd., 5.25%, 12/15/43	55	51,884
		13,380,244
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	137,264
3.15%, 02/09/51	230	147,873
3.25%, 02/09/61	5	3,043
4.00%, 12/06/37	55	47,905
4.20%, 12/06/47	225	178,562
4.40%, 12/06/57	65	51,192
Alphabet Inc.
1.90%, 08/15/40	205	134,014
2.05%, 08/15/50(b)	295	160,267
2.25%, 08/15/60(b)	145	75,712
5.25%, 05/15/55	65	62,697
5.30%, 05/15/65	70	66,977
Amazon.com Inc.
2.50%, 06/03/50	270	158,655
2.70%, 06/03/60	218	122,165
2.88%, 05/12/41	230	168,811
3.10%, 05/12/51	290	191,674
3.25%, 05/12/61	190	120,831
3.88%, 08/22/37	275	244,582
3.95%, 04/13/52	280	216,531
4.05%, 08/22/47	342	277,902
4.10%, 04/13/62	70	53,422
4.25%, 08/22/57	235	187,791
4.95%, 12/05/44	160	151,357

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
eBay Inc.
3.65%, 05/10/51	$100	$69,550
4.00%, 07/15/42	95	74,908
Meta Platforms Inc.
4.45%, 08/15/52	310	256,120
4.65%, 08/15/62	150	123,601
5.40%, 08/15/54	360	342,168
5.55%, 08/15/64	215	205,784
5.60%, 05/15/53	280	273,502
5.75%, 05/15/63	180	178,163
Netflix Inc., 5.40%, 08/15/54	60	57,671
Prosus NV
3.83%, 02/08/51(f)	200	123,268
4.03%, 08/03/50(f)	200	127,884
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	132,744
3.84%, 04/22/51(f)	200	147,273
3.93%, 01/19/38(f)	200	175,194
Uber Technologies Inc., 5.35%, 09/15/54	105	95,646
		5,342,703
Iron & Steel — 0.2%
ArcelorMittal SA
6.35%, 06/17/54	55	53,763
6.75%, 03/01/41	55	56,482
7.00%, 10/15/39	65	70,546
Cleveland-Cliffs Inc., 6.25%, 10/01/40	35	25,585
Nucor Corp.
2.98%, 12/15/55	84	49,273
3.85%, 04/01/52	80	58,333
6.40%, 12/01/37	70	75,706
Steel Dynamics Inc.
3.25%, 10/15/50	55	34,897
5.75%, 05/15/55	40	37,669
U.S. Steel Corp., 6.65%, 06/01/37	30	30,862
Vale Overseas Ltd.
6.40%, 06/28/54	105	99,560
6.88%, 11/21/36	80	85,512
6.88%, 11/10/39	65	69,140
Vale SA, 5.63%, 09/11/42	110	104,003
		851,331
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	35	25,844
Harley-Davidson Inc., 4.63%, 07/28/45	40	31,318
		57,162
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	100	97,637
Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	40	34,209
Caterpillar Inc.
3.25%, 09/19/49	120	82,249
3.25%, 04/09/50	50	34,148
3.80%, 08/15/42	185	149,514
4.30%, 05/15/44	75	63,540
4.75%, 05/15/64	35	29,566
5.20%, 05/27/41	96	93,589
5.30%, 09/15/35	5	5,117
6.05%, 08/15/36	60	64,756
Deere & Co.
2.88%, 09/07/49	55	35,228
Security	Par (000)	Value
Machinery (continued)
3.75%, 04/15/50	$40	$30,259
3.90%, 06/09/42	124	102,941
5.70%, 01/19/55	30	30,192
Dover Corp.
5.38%, 10/15/35	40	40,707
5.38%, 03/01/41	50	47,396
Ingersoll Rand Inc., 5.70%, 06/15/54	30	28,893
Otis Worldwide Corp.
3.11%, 02/15/40	105	78,561
3.36%, 02/15/50	85	56,888
Rockwell Automation Inc.
2.80%, 08/15/61	15	8,364
4.20%, 03/01/49	75	60,090
Xylem Inc./New York, 4.38%, 11/01/46	30	23,989
		1,100,196
Manufacturing — 0.2%
3M Co.
3.13%, 09/19/46	95	63,320
3.25%, 08/26/49	95	62,804
3.63%, 10/15/47	35	25,116
3.70%, 04/15/50	50	35,564
3.88%, 06/15/44	50	38,933
4.00%, 09/14/48	115	88,647
5.70%, 03/15/37	77	78,967
Eaton Corp.
3.92%, 09/15/47	15	11,611
4.15%, 11/02/42	115	96,075
4.70%, 08/23/52	90	77,753
Illinois Tool Works Inc.
3.90%, 09/01/42	135	108,814
4.88%, 09/15/41	56	51,601
Parker-Hannifin Corp.
4.00%, 06/14/49	90	68,839
4.10%, 03/01/47	60	46,912
4.45%, 11/21/44	55	46,149
6.25%, 05/15/38	25	26,767
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	180,234
3.30%, 09/15/46(a)	15	10,673
4.20%, 03/16/47(a)	275	224,218
4.40%, 05/27/45(a)	50	42,455
		1,385,452
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	170	119,425
3.50%, 03/01/42	145	100,086
3.70%, 04/01/51	225	144,179
3.85%, 04/01/61	190	116,955
3.90%, 06/01/52	265	174,524
3.95%, 06/30/62	155	95,844
4.40%, 12/01/61	150	101,021
4.80%, 03/01/50	295	227,698
5.13%, 07/01/49	130	104,552
5.25%, 04/01/53	165	135,691
5.38%, 04/01/38	95	87,443
5.38%, 05/01/47	265	222,218
5.50%, 04/01/63	110	89,978
5.75%, 04/01/48	258	226,074
6.38%, 10/23/35	200	205,398

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.48%, 10/23/45	$326	$312,995
6.83%, 10/23/55	60	59,680
Comcast Corp.
2.45%, 08/15/52	155	82,040
2.65%, 08/15/62	140	70,964
2.80%, 01/15/51	160	93,432
2.89%, 11/01/51	520	309,216
2.94%, 11/01/56	620	353,509
2.99%, 11/01/63	324	178,477
3.20%, 07/15/36	155	127,157
3.25%, 11/01/39	126	96,100
3.40%, 07/15/46	175	121,268
3.45%, 02/01/50	220	147,552
3.75%, 04/01/40	175	141,647
3.90%, 03/01/38	105	88,835
3.97%, 11/01/47	227	169,907
4.00%, 08/15/47	85	63,978
4.00%, 03/01/48	145	109,016
4.00%, 11/01/49	201	148,825
4.05%, 11/01/52	135	99,096
4.40%, 08/15/35	109	101,623
4.60%, 10/15/38	134	121,341
4.60%, 08/15/45	105	88,571
4.65%, 07/15/42	90	78,017
4.70%, 10/15/48	115	96,394
4.75%, 03/01/44	80	69,175
4.95%, 10/15/58	65	54,339
5.35%, 05/15/53	190	172,080
5.50%, 05/15/64	145	131,959
5.65%, 06/15/35	115	118,463
5.65%, 06/01/54	100	94,784
6.05%, 05/15/55	175	174,803
6.45%, 03/15/37	40	43,095
6.50%, 11/15/35	55	60,186
6.55%, 07/01/39	60	65,273
6.95%, 08/15/37	30	33,621
Cox Communications Inc.
2.95%, 10/01/50(a)	75	41,411
3.60%, 06/15/51(a)	80	50,075
4.50%, 06/30/43(a)	36	27,698
4.60%, 08/15/47(a)	35	26,287
4.70%, 12/15/42(a)	35	27,566
5.80%, 12/15/53(a)	95	83,973
5.95%, 09/01/54(a)	80	72,555
8.38%, 03/01/39(a)	50	58,857
Discovery Communications LLC
4.00%, 09/15/55(b)	15	8,232
5.00%, 09/20/37	80	62,975
5.20%, 09/20/47	110	76,799
6.35%, 06/01/40	120	102,595
Fox Corp.
5.48%, 01/25/39	170	162,345
5.58%, 01/25/49	105	96,225
Grupo Televisa SAB
5.00%, 05/13/45	45	30,169
5.25%, 05/24/49	40	26,866
6.13%, 01/31/46	75	57,967
6.63%, 01/15/40	94	83,049
Historic TW Inc., 8.30%, 01/15/36(b)(e)	15	16,447
Security	Par (000)	Value
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/43	$70	$58,722
5.95%, 04/01/41	70	70,632
Paramount Global
4.38%, 03/15/43	145	105,770
4.60%, 01/15/45	60	44,056
4.85%, 07/01/42	49	38,199
4.90%, 08/15/44	55	41,017
4.95%, 05/19/50	95	71,708
5.25%, 04/01/44	35	26,895
5.85%, 09/01/43	125	107,423
5.90%, 10/15/40	30	26,710
6.88%, 04/30/36	129	131,239
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	45	48,816
Time Warner Cable LLC
4.50%, 09/15/42	119	91,399
5.50%, 09/01/41	115	100,909
5.88%, 11/15/40	115	107,337
6.55%, 05/01/37	160	160,817
6.75%, 06/15/39	150	151,436
7.30%, 07/01/38	155	164,792
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	85	55,969
3.70%, 12/01/42	70	54,504
4.13%, 06/01/44	96	77,936
4.38%, 08/16/41	50	43,077
Series E, 4.13%, 12/01/41	80	66,464
Walt Disney Co. (The)
2.75%, 09/01/49	230	141,032
3.50%, 05/13/40	235	188,781
3.60%, 01/13/51	310	222,818
3.80%, 05/13/60	70	49,370
4.63%, 03/23/40	100	93,233
4.70%, 03/23/50	180	156,166
4.75%, 09/15/44	30	26,551
4.75%, 11/15/46	20	17,443
4.95%, 10/15/45	65	58,554
5.40%, 10/01/43	95	93,069
6.15%, 03/01/37	31	33,213
6.15%, 02/15/41	50	52,628
6.40%, 12/15/35	91	100,866
6.65%, 11/15/37	130	146,316
7.75%, 12/01/45	35	42,836
		10,809,298
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	60	47,531
4.38%, 06/15/45	45	37,464
Valmont Industries Inc.
5.00%, 10/01/44	75	65,659
5.25%, 10/01/54	20	17,458
		168,112
Mining — 0.7%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	160,390
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40(b)	30	30,495
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	10	10,523
Barrick Mining Corp., 6.45%, 10/15/35	30	32,150
Barrick North America Finance LLC
5.70%, 05/30/41	99	96,621

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.75%, 05/01/43	$94	$91,865
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	90	90,838
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	105	87,402
5.00%, 09/30/43	255	235,098
5.50%, 09/08/53	85	81,655
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	131,158
4.25%, 07/17/42(a)	200	153,174
4.38%, 02/05/49(f)	200	146,331
4.50%, 08/01/47(f)	200	151,393
5.63%, 09/21/35(a)	100	97,895
5.63%, 10/18/43(f)	200	178,881
6.30%, 09/08/53(f)	200	191,944
Freeport-McMoRan Inc., 5.45%, 03/15/43	190	175,754
Fresnillo PLC, 4.25%, 10/02/50(f)	200	139,318
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	55	50,686
6.00%, 11/15/41(a)	40	38,996
6.90%, 11/15/37(a)	54	58,218
Glencore Funding LLC
3.38%, 09/23/51(a)	40	25,482
3.88%, 04/27/51(a)	85	59,749
5.89%, 04/04/54(a)(b)	35	33,454
6.14%, 04/01/55(a)	50	49,073
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 05/15/50(f)	200	183,479
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	147,112
Newmont Corp.
4.88%, 03/15/42	115	104,257
5.45%, 06/09/44	45	42,626
6.25%, 10/01/39	85	90,399
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	40	31,226
5.75%, 11/15/41	25	24,828
Rio Tinto Alcan Inc., 5.75%, 06/01/35	35	36,759
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	136	79,955
5.20%, 11/02/40	130	124,717
Rio Tinto Finance USA PLC
4.13%, 08/21/42	55	45,294
4.75%, 03/22/42	65	57,711
5.13%, 03/09/53	115	102,509
5.75%, 03/14/55	175	170,360
5.88%, 03/14/65	50	48,658
Southern Copper Corp.
5.25%, 11/08/42	115	103,843
5.88%, 04/23/45	120	114,211
6.75%, 04/16/40	130	137,978
7.50%, 07/27/35	100	112,191
		4,356,656
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	50	25,023
Oil & Gas — 3.1%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	177,970
Aker BP ASA, 5.80%, 10/01/54(a)	5	4,380
APA Corp.
4.75%, 04/15/43(a)	7	5,113
5.10%, 09/01/40(a)	5	4,066
Security	Par (000)	Value
Oil & Gas (continued)
5.35%, 07/01/49(a)	$45	$34,194
6.75%, 02/15/55(a)	55	49,630
Apache Corp., 5.25%, 02/01/42	45	35,855
BP Capital Markets America Inc.
2.77%, 11/10/50	175	103,804
2.94%, 06/04/51	205	125,054
3.00%, 02/24/50	215	134,757
3.00%, 03/17/52	145	88,598
3.06%, 06/17/41	160	114,929
3.38%, 02/08/61	200	124,375
Burlington Resources LLC, 5.95%, 10/15/36	35	36,028
Canadian Natural Resources Ltd.
4.95%, 06/01/47	95	77,478
6.25%, 03/15/38	115	115,493
6.50%, 02/15/37	50	51,206
6.75%, 02/01/39	55	57,135
Cenovus Energy Inc.
3.75%, 02/15/52	85	55,485
5.25%, 06/15/37	32	29,703
5.40%, 06/15/47	67	57,668
6.75%, 11/15/39	53	55,703
Chevron Corp., 3.08%, 05/11/50	115	75,015
Chevron USA Inc.
2.34%, 08/12/50(b)	95	52,608
5.25%, 11/15/43	48	45,674
6.00%, 03/01/41	50	51,937
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	381,154
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	40	46,048
ConocoPhillips Co.
3.76%, 03/15/42	135	105,218
3.80%, 03/15/52	175	122,791
4.03%, 03/15/62	130	90,223
4.30%, 11/15/44	140	112,941
5.30%, 05/15/53	110	98,296
5.50%, 01/15/55	140	129,119
5.55%, 03/15/54	80	74,201
5.65%, 01/15/65	115	106,058
5.70%, 09/15/63	50	46,043
5.90%, 05/15/38	25	25,664
5.95%, 03/15/46	55	55,161
6.50%, 02/01/39	150	163,052
Continental Resources Inc./OK, 4.90%, 06/01/44	85	65,239
Coterra Energy Inc., 5.90%, 02/15/55	90	81,120
Devon Energy Corp.
4.75%, 05/15/42	89	71,790
5.00%, 06/15/45	90	72,724
5.60%, 07/15/41	140	125,518
5.75%, 09/15/54	115	100,200
Diamondback Energy Inc.
4.25%, 03/15/52	90	65,784
4.40%, 03/24/51	70	52,449
5.75%, 04/18/54	155	138,986
5.90%, 04/18/64	100	89,460
6.25%, 03/15/53	75	71,633
Ecopetrol SA
5.88%, 05/28/45	241	162,292
5.88%, 11/02/51	100	64,349
7.38%, 09/18/43(b)	90	73,574
8.38%, 01/19/36	230	218,720
Eni SpA, 5.70%, 10/01/40(a)	50	47,213

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc.
4.95%, 04/15/50	$105	$90,713
5.65%, 12/01/54	35	33,159
Equinor ASA
3.25%, 11/18/49	100	67,268
3.63%, 04/06/40	50	40,172
3.70%, 04/06/50	150	109,312
3.95%, 05/15/43	102	82,246
4.25%, 11/23/41	70	60,043
4.80%, 11/08/43	50	44,867
5.10%, 08/17/40	95	90,502
Exxon Mobil Corp.
3.00%, 08/16/39	91	69,655
3.10%, 08/16/49	140	91,084
3.45%, 04/15/51	315	217,208
3.57%, 03/06/45	60	44,828
4.11%, 03/01/46	225	180,044
4.23%, 03/19/40	235	205,865
4.33%, 03/19/50	275	222,654
Hess Corp.
5.60%, 02/15/41	130	126,114
5.80%, 04/01/47	55	53,050
6.00%, 01/15/40	85	87,400
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	200	178,350
Marathon Petroleum Corp.
4.50%, 04/01/48	55	40,700
4.75%, 09/15/44	80	64,449
5.00%, 09/15/54	45	35,142
6.50%, 03/01/41	135	137,084
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	95	101,187
Murphy Oil Corp., 5.88%, 12/01/42	40	30,888
Occidental Petroleum Corp.
4.20%, 03/15/48	55	36,314
4.40%, 04/15/46	40	28,378
6.05%, 10/01/54	125	108,658
6.20%, 03/15/40	84	78,426
6.45%, 09/15/36	185	181,525
6.60%, 03/15/46	55	52,237
7.95%, 06/15/39	35	37,904
Ovintiv Inc.
6.50%, 02/01/38	45	43,670
6.63%, 08/15/37	40	39,111
7.10%, 07/15/53	50	48,893
Pertamina Persero PT
4.18%, 01/21/50(f)	200	145,104
5.63%, 05/20/43(f)	200	184,742
6.00%, 05/03/42(f)	200	193,083
6.45%, 05/30/44(f)	200	201,543
Petrobras Global Finance BV
5.50%, 06/10/51	50	37,962
6.75%, 01/27/41	60	57,882
6.85%, 06/05/2115	150	130,455
6.88%, 01/20/40	90	88,181
7.25%, 03/17/44(b)	110	110,055
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	120,791
Petroleos Mexicanos
5.50%, 06/27/44	90	57,350
5.63%, 01/23/46	110	68,642
6.35%, 02/12/48	150	97,520
6.38%, 01/23/45	150	101,144
6.50%, 06/02/41	250	176,147
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 06/15/35	$275	$220,653
6.75%, 09/21/47	575	389,411
6.95%, 01/28/60	380	256,154
7.69%, 01/23/50	750	551,703
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	126,237
4.50%, 03/18/45(f)	200	168,437
4.55%, 04/21/50(f)	300	248,047
5.85%, 04/03/55(f)	200	197,824
Phillips 66
3.30%, 03/15/52	140	87,194
4.88%, 11/15/44	210	176,430
5.88%, 05/01/42	100	97,168
Phillips 66 Co.
4.68%, 02/15/45	65	52,456
4.90%, 10/01/46	55	45,327
5.50%, 03/15/55	25	22,021
5.65%, 06/15/54	75	67,656
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	139,003
Qatar Energy, 3.13%, 07/12/41(f)	400	289,429
QatarEnergy, 3.30%, 07/12/51(f)	400	262,314
Raizen Fuels Finance SA, 6.95%, 03/05/54(f)	200	183,805
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	167,845
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	249,715
3.50%, 11/24/70(f)	200	117,193
4.25%, 04/16/39(f)	400	340,378
4.38%, 04/16/49(f)	200	153,859
5.75%, 07/17/54(f)	200	182,474
5.88%, 07/17/64(f)	200	179,055
6.38%, 06/02/55(a)	200	195,915
Shell Finance U.S. Inc.
3.25%, 04/06/50	210	139,260
3.75%, 09/12/46	145	108,617
4.00%, 05/10/46	215	167,145
4.38%, 05/11/45	285	235,598
4.55%, 08/12/43	40	34,433
Shell International Finance BV
2.88%, 11/26/41	70	48,931
3.00%, 11/26/51	120	75,060
3.13%, 11/07/49	100	64,829
3.63%, 08/21/42	60	45,832
4.00%, 05/10/46	20	15,758
4.38%, 05/11/45	15	12,416
5.50%, 03/25/40	80	79,626
6.38%, 12/15/38	285	309,424
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	172,155
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	261,575
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	140,346
Suncor Energy Inc.
3.75%, 03/04/51	85	57,100
4.00%, 11/15/47	84	60,001
6.80%, 05/15/38	66	69,241
6.85%, 06/01/39	45	47,942
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	124,844
TotalEnergies Capital International SA
2.99%, 06/29/41	122	87,283
3.13%, 05/29/50	286	183,424

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.39%, 06/29/60	$35	$22,052
3.46%, 07/12/49	140	95,961
TotalEnergies Capital SA
5.28%, 09/10/54	75	68,239
5.43%, 09/10/64	100	90,939
5.49%, 04/05/54	155	144,802
5.64%, 04/05/64	85	79,607
Transocean Inc.
6.80%, 03/15/38	40	27,240
9.35%, 12/15/41(b)	40	30,400
Valero Energy Corp.
3.65%, 12/01/51	90	58,877
4.00%, 06/01/52	60	41,215
4.90%, 03/15/45	65	55,144
6.63%, 06/15/37	145	152,161
Vista Energy Argentina SAU, 7.63%, 12/10/35(f)	40	38,574
Woodside Finance Ltd., 5.70%, 09/12/54	90	78,246
YPF SA, 7.00%, 12/15/47(f)	90	76,556
		18,519,135
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	130	121,929
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	153	115,037
Halliburton Co.
4.50%, 11/15/41	60	49,602
4.75%, 08/01/43	98	82,483
4.85%, 11/15/35	116	109,341
5.00%, 11/15/45	140	120,351
6.70%, 09/15/38	88	94,564
7.45%, 09/15/39	110	125,362
NOV Inc., 3.95%, 12/01/42	129	92,761
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	198	206,170
		1,117,600
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	75	45,423
4.05%, 12/15/49	60	44,282
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	25	23,815
Sonoco Products Co., 5.75%, 11/01/40	50	48,519
Stora Enso OYJ, 7.25%, 04/15/36(a)	35	36,654
		198,693
Pharmaceuticals — 2.9%
AbbVie Inc.
4.05%, 11/21/39	420	358,846
4.25%, 11/21/49	610	489,024
4.30%, 05/14/36	120	111,137
4.40%, 11/06/42	290	249,231
4.45%, 05/14/46	211	176,906
4.63%, 10/01/42	70	61,374
4.70%, 05/14/45	275	241,429
4.75%, 03/15/45	60	52,773
4.85%, 06/15/44	90	80,747
4.88%, 11/14/48	210	185,433
5.35%, 03/15/44	70	67,104
5.40%, 03/15/54	320	303,570
5.50%, 03/15/64	150	142,516
5.60%, 03/15/55	90	87,849
AstraZeneca PLC
2.13%, 08/06/50	50	26,708
3.00%, 05/28/51	80	51,696
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 09/18/42	$101	$83,664
4.38%, 11/16/45	108	91,845
4.38%, 08/17/48	75	62,731
6.45%, 09/15/37	245	270,134
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	118	81,522
4.40%, 07/15/44(a)	175	131,079
4.63%, 06/25/38(a)	115	98,581
4.70%, 07/15/64(a)	81	57,675
4.88%, 06/25/48(a)	85	66,619
5.50%, 07/30/35(a)	45	43,693
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	60	60,783
Becton Dickinson & Co.
3.79%, 05/20/50	65	46,598
4.67%, 06/06/47	148	123,212
4.69%, 12/15/44	108	91,256
Bristol-Myers Squibb Co.
2.35%, 11/13/40	110	73,403
2.55%, 11/13/50	180	101,672
3.25%, 08/01/42	85	61,908
3.55%, 03/15/42	100	76,963
3.70%, 03/15/52	235	166,547
3.90%, 03/15/62	45	31,210
4.13%, 06/15/39	240	208,387
4.25%, 10/26/49	395	311,243
4.35%, 11/15/47	80	65,013
4.50%, 03/01/44	35	29,853
4.55%, 02/20/48	130	108,901
4.63%, 05/15/44	100	86,396
5.00%, 08/15/45	85	76,931
5.50%, 02/22/44	55	53,336
5.55%, 02/22/54	210	199,319
5.65%, 02/22/64	230	218,027
6.25%, 11/15/53	135	140,551
6.40%, 11/15/63	100	105,153
Cardinal Health Inc.
4.37%, 06/15/47	61	48,288
4.50%, 11/15/44	35	28,506
4.60%, 03/15/43	40	33,191
4.90%, 09/15/45	60	51,199
5.75%, 11/15/54	50	47,611
Cencora Inc.
4.25%, 03/01/45	55	43,718
4.30%, 12/15/47	55	43,331
CVS Health Corp.
2.70%, 08/21/40	40	26,665
4.13%, 04/01/40	95	76,797
4.25%, 04/01/50	80	58,420
4.78%, 03/25/38	525	466,646
4.88%, 07/20/35	80	74,581
5.05%, 03/25/48	805	671,146
5.13%, 07/20/45	330	283,083
5.30%, 12/05/43	95	83,248
5.63%, 02/21/53	140	124,531
5.88%, 06/01/53	135	124,247
6.00%, 06/01/44	40	38,324
6.00%, 06/01/63	85	78,162
6.05%, 06/01/54	120	113,327
6.13%, 09/15/39	25	24,980
Eli Lilly & Co.
2.25%, 05/15/50	120	66,376

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.50%, 09/15/60	$90	$47,969
3.70%, 03/01/45	65	50,767
3.95%, 05/15/47	25	19,813
3.95%, 03/15/49	100	77,814
4.15%, 03/15/59	90	69,331
4.88%, 02/27/53	140	124,260
4.95%, 02/27/63	110	96,803
5.00%, 02/09/54	160	144,939
5.05%, 08/14/54	115	104,789
5.10%, 02/09/64	150	135,424
5.20%, 08/14/64	75	69,152
5.50%, 02/12/55	95	92,912
5.55%, 03/15/37	75	78,417
5.60%, 02/12/65	110	107,323
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	28	23,430
6.38%, 05/15/38	312	340,323
Johnson & Johnson
2.10%, 09/01/40	115	77,300
2.25%, 09/01/50(b)	70	39,772
2.45%, 09/01/60	65	34,661
3.40%, 01/15/38	120	101,007
3.50%, 01/15/48	48	35,910
3.55%, 03/01/36	120	106,507
3.63%, 03/03/37	172	150,797
3.70%, 03/01/46	250	197,569
3.75%, 03/03/47	105	82,673
4.50%, 09/01/40	80	74,690
4.50%, 12/05/43	80	72,588
4.85%, 05/15/41	30	28,686
5.25%, 06/01/54	35	33,875
5.85%, 07/15/38	75	80,644
5.95%, 08/15/37	50	54,375
Mead Johnson Nutrition Co.
4.60%, 06/01/44	55	46,617
5.90%, 11/01/39	20	20,610
Merck & Co. Inc.
2.35%, 06/24/40	125	85,499
2.45%, 06/24/50	155	88,028
2.75%, 12/10/51	215	128,625
2.90%, 12/10/61	165	93,100
3.60%, 09/15/42	75	58,028
3.70%, 02/10/45	220	169,593
3.90%, 03/07/39	95	81,684
4.00%, 03/07/49	165	128,010
4.15%, 05/18/43	155	128,926
4.90%, 05/17/44	45	41,050
5.00%, 05/17/53	165	147,533
5.15%, 05/17/63	35	31,412
6.55%, 09/15/37	55	61,262
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	45	47,489
Mylan Inc.
5.20%, 04/15/48	85	63,936
5.40%, 11/29/43	60	47,658
Novartis Capital Corp.
2.75%, 08/14/50	130	80,529
3.70%, 09/21/42	60	47,863
4.00%, 11/20/45	130	105,427
4.40%, 05/06/44	187	162,469
4.70%, 09/18/54	70	60,790
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
2.55%, 05/28/40	$130	$90,656
2.70%, 05/28/50	147	88,319
3.90%, 03/15/39	90	76,418
4.00%, 12/15/36	115	103,803
4.00%, 03/15/49	140	107,268
4.10%, 09/15/38	80	70,052
4.13%, 12/15/46	140	111,838
4.20%, 09/15/48	115	91,943
4.30%, 06/15/43	50	42,033
4.40%, 05/15/44	70	59,617
5.60%, 09/15/40	55	55,005
7.20%, 03/15/39	240	279,880
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	300	279,570
5.30%, 05/19/53	615	563,341
5.34%, 05/19/63	415	373,585
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	145,704
3.18%, 07/09/50	215	136,310
3.38%, 07/09/60	205	125,592
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(b)	65	65,830
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	174,616
Utah Acquisition Sub Inc., 5.25%, 06/15/46	80	61,802
Viatris Inc.
3.85%, 06/22/40	160	113,671
4.00%, 06/22/50	205	131,298
Wyeth LLC
5.95%, 04/01/37	205	214,970
6.00%, 02/15/36	55	58,212
Zoetis Inc.
3.00%, 05/15/50	45	28,331
3.95%, 09/12/47	60	46,336
4.45%, 08/20/48	40	32,765
4.70%, 02/01/43	120	106,586
		17,232,934
Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	175,745
Buckeye Partners LP
5.60%, 10/15/44	35	28,803
5.85%, 11/15/43	45	38,133
Cameron LNG LLC
3.40%, 01/15/38(a)	40	33,649
3.70%, 01/15/39(a)	90	74,964
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	35,844
Colonial Pipeline Co.
4.20%, 04/15/43(a)	5	3,800
4.25%, 04/15/48(a)(b)	65	47,619
Columbia Pipeline Group Inc., 5.80%, 06/01/45	50	47,627
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	25	22,351
5.96%, 02/15/55(a)	25	23,243
6.50%, 08/15/43(a)	60	60,290
6.54%, 11/15/53(a)	140	141,060
6.71%, 08/15/63(a)	50	50,598
DCP Midstream Operating LP
5.60%, 04/01/44	35	30,780
6.45%, 11/03/36(a)	30	30,294

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.75%, 09/15/37(a)	$55	$56,449
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	20	18,585
6.20%, 01/15/55	25	25,017
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44	55	45,324
4.80%, 11/01/43	35	29,774
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	153,402
Enbridge Energy Partners LP
5.50%, 09/15/40	56	52,363
7.38%, 10/15/45	35	38,925
Series B, 7.50%, 04/15/38	40	45,041
Enbridge Inc.
3.40%, 08/01/51	60	38,250
4.00%, 11/15/49	70	50,569
4.50%, 06/10/44	25	20,034
5.50%, 12/01/46	93	85,767
5.95%, 04/05/54	95	91,133
6.70%, 11/15/53	140	146,870
Energy Transfer LP
4.95%, 01/15/43	35	29,152
5.00%, 05/15/44	60	50,219
5.00%, 05/15/50	255	205,952
5.15%, 02/01/43	70	59,917
5.15%, 03/15/45	110	93,547
5.30%, 04/01/44	80	69,365
5.30%, 04/15/47	125	106,299
5.35%, 05/15/45	95	83,069
5.40%, 10/01/47	160	137,906
5.95%, 10/01/43	65	60,794
5.95%, 05/15/54	185	168,750
6.00%, 06/15/48	120	111,536
6.05%, 06/01/41	40	38,768
6.05%, 09/01/54	195	180,339
6.10%, 02/15/42	40	38,427
6.13%, 12/15/45	100	95,153
6.25%, 04/15/49	130	124,005
6.50%, 02/01/42	125	125,517
6.63%, 10/15/36	45	47,326
7.50%, 07/01/38	45	50,351
Series 20Y, 5.80%, 06/15/38	50	48,955
Enterprise Products Operating LLC
3.20%, 02/15/52	125	79,019
3.30%, 02/15/53	75	47,914
3.70%, 01/31/51	125	87,318
3.95%, 01/31/60	60	42,016
4.20%, 01/31/50	135	103,331
4.25%, 02/15/48	140	109,777
4.45%, 02/15/43	115	96,602
4.80%, 02/01/49	150	126,699
4.85%, 08/15/42	93	82,492
4.85%, 03/15/44	125	109,762
4.90%, 05/15/46	70	61,145
4.95%, 10/15/54	50	41,943
5.10%, 02/15/45	135	121,708
5.55%, 02/16/55	130	121,449
5.70%, 02/15/42	80	78,073
5.95%, 02/01/41	75	75,607
6.13%, 10/15/39	80	83,342
6.45%, 09/01/40	80	86,086
7.55%, 04/15/38	26	30,438
Security	Par (000)	Value
Pipelines (continued)
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	$65	$49,635
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	59	52,992
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(f)	200	167,344
2.94%, 09/30/40(f)	176	141,975
3.25%, 09/30/40(f)	200	152,974
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	202,840
6.51%, 02/23/42(f)	400	405,986
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	50	41,781
5.00%, 08/15/42	75	64,910
5.00%, 03/01/43	80	69,159
5.40%, 09/01/44	65	58,348
5.50%, 03/01/44	90	82,428
5.63%, 09/01/41	30	27,915
6.38%, 03/01/41	70	70,572
6.50%, 02/01/37	25	26,044
6.50%, 09/01/39	75	77,541
6.55%, 09/15/40	45	46,607
6.95%, 01/15/38	75	81,129
7.50%, 11/15/40	50	55,753
Kinder Morgan Inc.
3.25%, 08/01/50	65	40,383
3.60%, 02/15/51	120	79,737
5.05%, 02/15/46	95	81,144
5.20%, 03/01/48	90	78,224
5.45%, 08/01/52	85	75,511
5.55%, 06/01/45	185	170,217
5.95%, 08/01/54	55	52,453
MPLX LP
4.50%, 04/15/38	185	159,706
4.70%, 04/15/48	185	145,672
4.90%, 04/15/58	50	39,121
4.95%, 03/14/52	110	88,788
5.20%, 03/01/47	115	97,792
5.20%, 12/01/47	60	50,949
5.50%, 02/15/49	152	133,515
5.65%, 03/01/53	60	53,164
5.95%, 04/01/55	65	60,227
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	58	64,229
Northern Natural Gas Co.
3.40%, 10/16/51(a)	75	48,007
4.30%, 01/15/49(a)	85	65,663
5.63%, 02/01/54(a)	60	55,766
ONEOK Inc.
3.95%, 03/01/50	115	78,779
4.20%, 10/03/47	60	43,570
4.25%, 09/15/46	80	58,620
4.45%, 09/01/49	95	70,631
4.50%, 03/15/50	60	45,176
4.85%, 02/01/49	45	35,443
4.95%, 07/13/47	95	77,232
5.05%, 04/01/45	49	40,622
5.15%, 10/15/43	50	43,102
5.20%, 07/15/48	110	92,585
5.45%, 06/01/47	55	47,223
5.60%, 04/01/44	40	35,734
5.70%, 11/01/54	75	67,163
5.85%, 11/01/64	50	44,765
6.63%, 09/01/53	205	206,958

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.15%, 01/15/51	$55	$58,017
ONEOK Partners LP
6.13%, 02/01/41	60	58,352
6.20%, 09/15/43	25	23,813
6.65%, 10/01/36	60	63,054
6.85%, 10/15/37	70	73,843
Plains All American Pipeline LP, 5.95%, 06/15/35	75	74,897
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	40	30,655
4.70%, 06/15/44	75	60,085
4.90%, 02/15/45	75	61,925
5.15%, 06/01/42	45	38,487
6.65%, 01/15/37	30	31,471
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	52,482
7.50%, 07/15/38(a)	28	27,761
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	70	60,661
4.83%, 05/01/48(a)	45	35,972
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	50	51,045
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(a)	85	77,435
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	65	53,041
Spectra Energy Partners LP
4.50%, 03/15/45	55	43,975
5.95%, 09/25/43	60	57,095
Targa Resources Corp.
4.95%, 04/15/52	85	68,035
6.13%, 05/15/55	70	65,992
6.25%, 07/01/52	55	52,617
6.50%, 02/15/53	95	93,614
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	62,442
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	59	44,759
TransCanada PipeLines Ltd.
5.10%, 03/15/49	86	75,726
5.85%, 03/15/36	45	45,737
6.10%, 06/01/40	80	80,887
6.20%, 10/15/37	120	122,320
7.25%, 08/15/38	85	93,331
7.63%, 01/15/39	100	114,401
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	70	51,574
4.45%, 08/01/42	25	20,761
4.60%, 03/15/48	65	53,053
5.40%, 08/15/41	40	37,308
Western Midstream Operating LP
5.25%, 02/01/50	80	64,979
5.30%, 03/01/48	86	69,689
5.45%, 04/01/44	75	63,514
5.50%, 08/15/48	45	37,499
Williams Companies Inc. (The)
3.50%, 10/15/51	85	56,339
4.85%, 03/01/48	90	75,567
4.90%, 01/15/45	50	42,742
5.10%, 09/15/45	115	100,719
5.30%, 08/15/52	90	79,485
5.40%, 03/04/44	60	54,729
5.75%, 06/24/44	80	76,084
5.80%, 11/15/43	55	52,727
5.80%, 11/15/54	60	56,926
6.00%, 03/15/55	10	9,715
Security	Par (000)	Value
Pipelines (continued)
6.30%, 04/15/40	$105	$108,864
		12,822,376
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	60	52,176
Brookfield Finance Inc., 5.81%, 03/03/55	25	23,650
Carlyle Finance LLC, 5.65%, 09/15/48(a)	55	51,002
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	40	37,552
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	65	57,237
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	65	43,922
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	95	62,382
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	100	61,705
		389,626
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	180,974
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	109,044
		290,018
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	75	43,793
3.55%, 03/15/52	90	58,601
4.00%, 02/01/50	70	49,744
4.85%, 04/15/49	45	36,365
5.15%, 04/15/53	60	50,468
5.25%, 05/15/36	60	57,016
5.50%, 10/01/35	75	73,677
5.63%, 05/15/54	50	45,018
American Homes 4 Rent LP
3.38%, 07/15/51	45	28,738
4.30%, 04/15/52	35	26,468
American Tower Corp.
2.95%, 01/15/51	92	56,302
3.10%, 06/15/50	90	56,831
3.70%, 10/15/49	55	38,721
AvalonBay Communities Inc.
3.90%, 10/15/46	40	30,631
4.15%, 07/01/47	30	23,536
4.35%, 04/15/48	35	28,302
Camden Property Trust, 3.35%, 11/01/49	45	30,918
Crown Castle Inc.
2.90%, 04/01/41	135	93,860
3.25%, 01/15/51	101	63,701
4.00%, 11/15/49	30	21,590
4.15%, 07/01/50	60	44,353
4.75%, 05/15/47	36	29,895
5.20%, 02/15/49	46	39,883
Equinix Inc.
2.95%, 09/15/51	70	41,828
3.00%, 07/15/50	60	36,660
3.40%, 02/15/52	10	6,549
ERP Operating LP
4.00%, 08/01/47	20	15,108
4.50%, 07/01/44	75	63,650
4.50%, 06/01/45	50	41,609
Essex Portfolio LP
2.65%, 09/01/50	40	22,926
4.50%, 03/15/48	40	32,961
Federal Realty OP LP, 4.50%, 12/01/44	65	53,492

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	$45	$42,582
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	55	49,204
Healthpeak OP LLC, 6.75%, 02/01/41	40	42,980
Kilroy Realty LP, 6.25%, 01/15/36	50	48,820
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,015
4.13%, 12/01/46	60	46,187
4.25%, 04/01/45	25	19,838
4.45%, 09/01/47	65	52,232
Mid-America Apartments LP, 2.88%, 09/15/51	30	18,195
NNN REIT Inc.
3.00%, 04/15/52	35	20,864
3.10%, 04/15/50	45	27,854
3.50%, 04/15/51	55	36,686
4.80%, 10/15/48	40	33,237
Prologis LP
2.13%, 10/15/50	55	28,281
3.00%, 04/15/50	65	40,884
3.05%, 03/01/50	40	25,217
4.38%, 09/15/48	35	28,277
5.25%, 06/15/53	100	91,553
5.25%, 03/15/54	90	82,341
Public Storage Operating Co., 5.35%, 08/01/53	105	98,103
Realty Income Corp.
4.65%, 03/15/47	70	58,749
5.38%, 09/01/54	30	28,084
Regency Centers LP
4.40%, 02/01/47	45	36,617
4.65%, 03/15/49	35	29,405
Simon Property Group LP
3.25%, 09/13/49	125	81,921
3.80%, 07/15/50	85	60,839
4.25%, 10/01/44	45	36,079
4.25%, 11/30/46	55	43,483
4.75%, 03/15/42	40	35,007
5.85%, 03/08/53	74	72,076
6.65%, 01/15/54	60	64,561
6.75%, 02/01/40	71	79,209
Trust Fibra Uno, 6.39%, 01/15/50(f)	200	154,880
Ventas Realty LP
4.38%, 02/01/45	25	19,901
4.88%, 04/15/49	45	37,612
5.70%, 09/30/43	30	28,405
VICI Properties LP
5.63%, 05/15/52	110	98,335
6.13%, 04/01/54	40	38,337
WEA Finance LLC, 4.63%, 09/20/48(a)	60	45,564
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	10	7,958
Welltower OP LLC
4.95%, 09/01/48	55	48,999
6.50%, 03/15/41	50	53,562
Weyerhaeuser Co., 4.00%, 03/09/52	65	47,100
		3,390,227
Retail — 1.3%
7-Eleven Inc.
2.50%, 02/10/41(a)	80	51,488
2.80%, 02/10/51(a)	135	76,892
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)	80	57,907
Security	Par (000)	Value
Retail (continued)
3.63%, 05/13/51(a)	$45	$29,602
3.80%, 01/25/50(a)	20	13,848
4.50%, 07/26/47(a)	75	59,340
5.62%, 02/12/54(a)(b)	85	77,163
Bath & Body Works Inc.
6.75%, 07/01/36	65	64,373
6.88%, 11/01/35	85	85,661
7.60%, 07/15/37	25	25,255
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	134,240
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	110	79,026
Darden Restaurants Inc., 4.55%, 02/15/48	45	35,520
Dick's Sporting Goods Inc., 4.10%, 01/15/52	90	61,711
Dollar General Corp.
4.13%, 04/03/50	55	39,667
5.50%, 11/01/52(b)	40	35,466
Dollar Tree Inc., 3.38%, 12/01/51	35	21,143
Home Depot Inc. (The)
2.38%, 03/15/51	100	54,796
2.75%, 09/15/51	130	77,165
3.13%, 12/15/49	140	91,542
3.30%, 04/15/40	135	105,460
3.35%, 04/15/50	185	126,478
3.50%, 09/15/56	85	57,295
3.63%, 04/15/52	175	123,781
3.90%, 06/15/47	132	101,295
4.20%, 04/01/43	110	91,506
4.25%, 04/01/46	185	150,948
4.40%, 03/15/45	130	109,398
4.50%, 12/06/48	100	83,636
4.88%, 02/15/44	70	63,073
4.95%, 09/15/52	125	110,724
5.30%, 06/25/54	120	112,221
5.40%, 09/15/40	61	60,165
5.40%, 06/25/64	15	13,976
5.88%, 12/16/36	309	326,629
5.95%, 04/01/41	102	105,595
Kohl's Corp., 5.55%, 07/17/45	45	22,202
Lowe's Companies Inc.
2.80%, 09/15/41	133	90,194
3.00%, 10/15/50	195	118,577
3.50%, 04/01/51	25	16,557
3.70%, 04/15/46	138	99,881
4.05%, 05/03/47	115	87,035
4.25%, 04/01/52	185	140,623
4.38%, 09/15/45	73	58,571
4.45%, 04/01/62	125	93,800
4.55%, 04/05/49	40	32,054
4.65%, 04/15/42	80	68,427
5.00%, 04/15/40	45	41,536
5.13%, 04/15/50	65	56,517
5.50%, 10/15/35	35	35,800
5.63%, 04/15/53	130	122,124
5.75%, 07/01/53	70	66,629
5.80%, 09/15/62	90	84,211
5.85%, 04/01/63	45	42,646
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	15,785
5.13%, 01/15/42	30	20,197
6.38%, 03/15/37	20	16,160

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Marks & Spencer PLC, 7.13%, 12/01/37(a)	$35	$36,830
McDonald's Corp.
3.63%, 05/01/43	60	45,086
3.63%, 09/01/49	130	92,451
3.70%, 02/15/42	50	38,820
4.20%, 04/01/50	85	66,156
4.45%, 03/01/47	100	82,755
4.45%, 09/01/48	100	82,307
4.60%, 05/26/45	75	63,911
4.70%, 12/09/35	84	80,803
4.88%, 07/15/40	35	32,207
4.88%, 12/09/45	175	155,005
5.15%, 09/09/52	85	76,409
5.45%, 08/14/53	80	75,575
5.70%, 02/01/39	30	30,554
6.30%, 10/15/37	85	91,501
6.30%, 03/01/38	75	80,666
Nordstrom Inc., 5.00%, 01/15/44	110	77,490
QVC Inc., 5.95%, 03/15/43	30	11,712
Starbucks Corp.
3.35%, 03/12/50	55	35,910
3.50%, 11/15/50	135	90,891
3.75%, 12/01/47	65	46,533
4.30%, 06/15/45	45	35,391
4.45%, 08/15/49	105	83,686
4.50%, 11/15/48	75	60,238
Target Corp.
2.95%, 01/15/52	115	70,833
3.63%, 04/15/46	60	43,849
3.90%, 11/15/47	75	56,674
4.00%, 07/01/42	130	106,864
4.80%, 01/15/53(b)	110	95,424
7.00%, 01/15/38	100	114,279
TJX Companies Inc. (The), 4.50%, 04/15/50	55	46,968
Walgreen Co., 4.40%, 09/15/42	30	26,794
Walgreens Boots Alliance Inc.
4.10%, 04/15/50(b)	86	73,086
4.65%, 06/01/46	35	31,569
4.80%, 11/18/44	68	62,879
Walmart Inc.
2.50%, 09/22/41	140	96,657
2.65%, 09/22/51	175	107,268
2.95%, 09/24/49	45	29,341
3.63%, 12/15/47	20	15,120
3.95%, 06/28/38	125	111,926
4.00%, 04/11/43	85	70,511
4.05%, 06/29/48	200	162,422
4.30%, 04/22/44	70	60,561
4.50%, 09/09/52	130	111,502
4.50%, 04/15/53	85	73,016
5.00%, 10/25/40	60	59,418
5.25%, 09/01/35	80	83,248
5.63%, 04/01/40	85	89,356
5.63%, 04/15/41	70	72,701
6.20%, 04/15/38	75	83,013
6.50%, 08/15/37	30	34,058
Yum! Brands Inc.
5.35%, 11/01/43	30	27,857
6.88%, 11/15/37	40	42,350
		7,875,942
Security	Par (000)	Value
Semiconductors — 1.1%
Advanced Micro Devices Inc., 4.39%, 06/01/52	$45	$36,794
Analog Devices Inc.
2.80%, 10/01/41	90	64,059
2.95%, 10/01/51	110	69,011
5.30%, 12/15/45	40	37,777
5.30%, 04/01/54	30	28,086
Applied Materials Inc.
2.75%, 06/01/50	80	48,633
4.35%, 04/01/47	107	88,945
5.10%, 10/01/35	50	50,688
5.85%, 06/15/41	55	57,031
Broadcom Inc.
3.14%, 11/15/35(a)	295	244,322
3.19%, 11/15/36(a)	295	239,723
3.50%, 02/15/41(a)	335	259,459
3.75%, 02/15/51(a)	210	152,173
4.93%, 05/15/37(a)	270	257,520
Foundry JV Holdco LLC
6.10%, 01/25/36(a)	200	203,459
6.20%, 01/25/37(a)	200	204,248
6.30%, 01/25/39(a)	200	205,731
Intel Corp.
2.80%, 08/12/41	85	55,225
3.05%, 08/12/51	150	86,028
3.10%, 02/15/60	115	61,921
3.20%, 08/12/61(b)	90	49,161
3.25%, 11/15/49	190	116,094
3.73%, 12/08/47	215	145,715
4.10%, 05/19/46	146	105,770
4.10%, 05/11/47	115	82,785
4.25%, 12/15/42	70	54,040
4.60%, 03/25/40	70	59,377
4.75%, 03/25/50	220	172,745
4.80%, 10/01/41	90	75,338
4.90%, 07/29/45	50	41,168
4.90%, 08/05/52	190	151,279
4.95%, 03/25/60	100	77,516
5.05%, 08/05/62	100	78,291
5.60%, 02/21/54	85	75,522
5.63%, 02/10/43	55	50,579
5.70%, 02/10/53	185	166,080
5.90%, 02/10/63	130	117,571
KLA Corp.
3.30%, 03/01/50	95	64,114
4.95%, 07/15/52	150	133,166
5.00%, 03/15/49	50	44,859
5.25%, 07/15/62	60	54,261
Lam Research Corp.
2.88%, 06/15/50	60	37,687
3.13%, 06/15/60	45	26,921
4.88%, 03/15/49	75	66,368
Micron Technology Inc.
3.37%, 11/01/41	35	24,894
3.48%, 11/01/51	70	45,923
6.05%, 11/01/35	75	76,448
NVIDIA Corp.
3.50%, 04/01/40	111	91,281
3.50%, 04/01/50	225	164,537
3.70%, 04/01/60	45	32,257
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	35	24,112

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 05/11/41	$105	$74,755
3.25%, 11/30/51	55	34,066
Qualcomm Inc.
3.25%, 05/20/50	100	67,075
4.30%, 05/20/47	182	148,615
4.50%, 05/20/52	125	102,639
4.80%, 05/20/45	180	160,366
6.00%, 05/20/53	115	118,062
Texas Instruments Inc.
2.70%, 09/15/51	55	32,424
3.88%, 03/15/39	80	69,174
4.10%, 08/16/52	35	26,845
4.15%, 05/15/48	150	119,799
5.00%, 03/14/53	65	58,144
5.05%, 05/18/63	135	118,965
5.15%, 02/08/54	80	73,110
TSMC Arizona Corp., 3.25%, 10/25/51	200	140,772
		6,301,503
Software — 1.3%
AppLovin Corp., 5.95%, 12/01/54	10	9,550
Electronic Arts Inc., 2.95%, 02/15/51	10	6,071
Fidelity National Information Services Inc.
3.10%, 03/01/41	70	50,017
4.50%, 08/15/46	30	23,975
Fiserv Inc., 4.40%, 07/01/49	200	156,997
Intuit Inc., 5.50%, 09/15/53	120	115,882
Microsoft Corp.
2.50%, 09/15/50	200	120,439
2.53%, 06/01/50	699	424,477
2.68%, 06/01/60	299	172,952
2.92%, 03/17/52	685	445,773
3.04%, 03/17/62	177	111,285
3.45%, 08/08/36	195	172,418
3.50%, 11/15/42	65	52,249
3.70%, 08/08/46	200	158,571
3.75%, 02/12/45	50	41,335
3.95%, 08/08/56	25	19,499
4.00%, 02/12/55	45	35,602
4.10%, 02/06/37	120	113,105
4.20%, 11/03/35	120	116,794
4.25%, 02/06/47	130	114,374
4.45%, 11/03/45	150	135,245
4.50%, 10/01/40	75	71,348
4.50%, 06/15/47	100	89,208
4.50%, 02/06/57	25	22,019
5.20%, 06/01/39	20	20,668
5.30%, 02/08/41	55	57,226
Oracle Corp.
3.60%, 04/01/40	325	253,615
3.60%, 04/01/50	470	318,665
3.65%, 03/25/41	240	183,975
3.80%, 11/15/37	170	141,722
3.85%, 07/15/36	145	124,800
3.85%, 04/01/60	375	249,317
3.95%, 03/25/51	350	250,685
4.00%, 07/15/46	315	236,131
4.00%, 11/15/47	240	178,444
4.10%, 03/25/61	170	118,425
4.13%, 05/15/45	125	96,259
4.38%, 05/15/55	135	102,330
4.50%, 07/08/44	125	102,908
Security	Par (000)	Value
Software (continued)
5.38%, 07/15/40	$170	$160,784
5.38%, 09/27/54	250	221,840
5.50%, 08/03/35	250	251,238
5.50%, 09/27/64	105	92,228
5.55%, 02/06/53	205	187,406
6.00%, 08/03/55	245	237,617
6.13%, 07/08/39	175	179,445
6.13%, 08/03/65	80	77,642
6.50%, 04/15/38	126	134,162
6.90%, 11/09/52	190	204,876
Salesforce Inc.
2.70%, 07/15/41	120	83,889
2.90%, 07/15/51	200	124,039
3.05%, 07/15/61	120	70,763
Synopsys Inc., 5.70%, 04/01/55	190	181,172
		7,421,456
Telecommunications — 2.4%
America Movil SAB de CV
4.38%, 07/16/42	50	41,159
4.38%, 04/22/49	50	39,842
6.13%, 11/15/37	105	109,082
6.13%, 03/30/40	154	156,546
AT&T Inc.
3.10%, 02/01/43	115	80,362
3.30%, 02/01/52	130	83,266
3.50%, 06/01/41	185	141,558
3.50%, 09/15/53	805	534,871
3.50%, 02/01/61	30	18,801
3.55%, 09/15/55	820	541,940
3.65%, 06/01/51	325	225,791
3.65%, 09/15/59	676	445,678
3.80%, 12/01/57	650	445,099
3.85%, 06/01/60	125	84,886
4.30%, 12/15/42	170	140,493
4.35%, 06/15/45	115	92,898
4.50%, 03/09/48	160	129,687
4.55%, 03/09/49	125	101,343
4.65%, 06/01/44	85	71,760
4.75%, 05/15/46	185	157,900
4.80%, 06/15/44	35	29,885
4.85%, 03/01/39	80	73,877
4.90%, 08/15/37	95	89,450
5.15%, 03/15/42	50	45,457
5.15%, 11/15/46	60	54,105
5.15%, 02/15/50	60	52,856
5.25%, 03/01/37	95	93,009
5.45%, 03/01/47	75	69,535
5.55%, 08/15/41	60	57,867
5.65%, 02/15/47	80	76,967
5.70%, 03/01/57	60	55,973
6.00%, 08/15/40	25	25,185
6.05%, 08/15/56	180	180,484
6.38%, 03/01/41	40	41,501
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	42	28,402
4.30%, 07/29/49	55	41,621
4.46%, 04/01/48	115	90,347
5.55%, 02/15/54(b)	75	68,922
7.00%, 09/15/55, (5-year CMT + 2.363%)(c)	100	100,446
Series US-4, 3.65%, 03/17/51	65	44,347

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
5.30%, 02/26/54	$200	$189,002
5.35%, 02/26/64	90	84,445
5.50%, 01/15/40	220	222,849
5.50%, 02/24/55	75	72,807
5.90%, 02/15/39	170	178,662
Corning Inc.
3.90%, 11/15/49	20	14,644
4.38%, 11/15/57	85	64,949
4.70%, 03/15/37	30	28,281
4.75%, 03/15/42	55	47,823
5.35%, 11/15/48	55	49,987
5.45%, 11/15/79	90	77,879
5.75%, 08/15/40	51	50,535
5.85%, 11/15/68	40	37,165
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	105,420
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	20	18,585
Embarq Corp., 8.00%, 06/01/36(b)	127	59,666
Fibercop SpA
Series 2036, 7.20%, 07/18/36(a)	38	36,962
Series 2038, 7.72%, 06/04/38(a)	65	64,934
Juniper Networks Inc., 5.95%, 03/15/41	36	34,961
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	43	35,749
Series U, 7.65%, 03/15/42	30	24,534
Motorola Solutions Inc., 5.50%, 09/01/44	36	34,130
Nokia OYJ, 6.63%, 05/15/39	55	55,857
Orange SA
5.38%, 01/13/42	30	28,400
5.50%, 02/06/44	30	28,757
Rogers Communications Inc.
3.70%, 11/15/49	121	84,645
4.30%, 02/15/48	90	70,274
4.35%, 05/01/49	143	111,609
4.50%, 03/15/42	95	79,150
4.50%, 03/15/43	50	41,051
4.55%, 03/15/52	220	172,507
5.00%, 03/15/44	80	69,514
5.45%, 10/01/43	35	32,202
7.50%, 08/15/38	65	73,613
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	19	13,520
Telecom Italia Capital SA
7.20%, 07/18/36	55	57,035
7.72%, 06/04/38	55	57,501
Telefonica Emisiones SA
4.90%, 03/06/48	150	123,173
5.21%, 03/08/47	270	232,623
5.52%, 03/01/49	150	133,680
7.05%, 06/20/36	195	213,156
TELUS Corp.
4.30%, 06/15/49	15	11,248
4.60%, 11/16/48	40	31,849
T-Mobile USA Inc.
3.00%, 02/15/41	280	200,392
3.30%, 02/15/51	320	208,001
3.40%, 10/15/52	300	195,790
3.60%, 11/15/60	170	110,247
4.38%, 04/15/40	200	173,550
4.50%, 04/15/50	320	257,655
Security	Par (000)	Value
Telecommunications (continued)
5.25%, 06/15/55	$110	$97,813
5.50%, 01/15/55	85	78,644
5.65%, 01/15/53	205	193,949
5.75%, 01/15/54	140	134,041
5.80%, 09/15/62	70	66,901
5.88%, 11/15/55	105	102,408
6.00%, 06/15/54	110	109,230
Verizon Communications Inc.
2.65%, 11/20/40	355	245,177
2.85%, 09/03/41	140	97,114
2.88%, 11/20/50	325	197,212
2.99%, 10/30/56	323	189,068
3.00%, 11/20/60	195	111,708
3.40%, 03/22/41	395	298,809
3.55%, 03/22/51	490	341,832
3.70%, 03/22/61	340	228,277
3.85%, 11/01/42	100	78,445
3.88%, 03/01/52	125	90,777
4.00%, 03/22/50	145	108,092
4.13%, 08/15/46	100	78,379
4.27%, 01/15/36	135	122,670
4.52%, 09/15/48	155	127,569
4.67%, 03/15/55	80	65,854
4.75%, 11/01/41	42	37,257
4.81%, 03/15/39	135	124,647
4.86%, 08/21/46	190	165,584
5.01%, 04/15/49	60	53,738
5.01%, 08/21/54	75	65,488
5.25%, 03/16/37	70	68,713
5.50%, 03/16/47	80	75,799
5.50%, 02/23/54	105	99,734
5.85%, 09/15/35	80	83,023
6.55%, 09/15/43	50	53,941
Vodafone Group PLC
4.25%, 09/17/50	175	131,909
4.88%, 06/19/49	200	167,210
5.00%, 05/30/38	50	47,202
5.13%, 06/19/59	40	33,640
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	115	85,262
5.25%, 05/30/48	115	103,245
5.63%, 02/10/53	100	91,515
5.75%, 06/28/54	205	191,205
5.75%, 02/10/63	35	31,741
5.88%, 06/28/64	95	88,514
6.15%, 02/27/37	103	108,672
		14,436,174
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	40	34,049
6.35%, 03/15/40	60	60,078
Mattel Inc., 5.45%, 11/01/41	40	34,718
		128,845
Transportation — 1.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	55	33,626
3.05%, 02/15/51	45	29,011
3.30%, 09/15/51	80	53,829
3.55%, 02/15/50	110	78,761
3.90%, 08/01/46	80	62,241
4.05%, 06/15/48	100	78,737

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.13%, 06/15/47	$50	$40,146
4.15%, 04/01/45	125	102,125
4.15%, 12/15/48	60	48,004
4.38%, 09/01/42	95	81,169
4.40%, 03/15/42	85	73,368
4.45%, 03/15/43	50	43,098
4.45%, 01/15/53	125	103,147
4.55%, 09/01/44	90	77,861
4.70%, 09/01/45	35	30,675
4.90%, 04/01/44	55	50,285
4.95%, 09/15/41	55	50,708
5.05%, 03/01/41	30	28,235
5.15%, 09/01/43	80	75,487
5.20%, 04/15/54	175	161,778
5.40%, 06/01/41	60	58,203
5.50%, 03/15/55	125	121,017
5.75%, 05/01/40	90	91,732
6.15%, 05/01/37	75	80,269
6.20%, 08/15/36	60	65,211
Canadian National Railway Co.
2.45%, 05/01/50	55	31,373
3.20%, 08/02/46	55	38,146
3.65%, 02/03/48	60	44,500
4.40%, 08/05/52	70	57,438
4.45%, 01/20/49	60	50,372
6.13%, 11/01/53	20	21,190
6.20%, 06/01/36	60	64,228
6.38%, 11/15/37	62	67,364
Canadian Pacific Railway Co.
3.00%, 12/02/41	60	42,579
3.10%, 12/02/51	210	134,498
3.50%, 05/01/50	80	55,256
4.20%, 11/15/69	20	14,387
4.30%, 05/15/43	65	54,570
4.70%, 05/01/48	60	50,984
4.80%, 09/15/35	50	47,954
4.80%, 08/01/45	70	61,072
4.95%, 08/15/45	65	57,760
5.95%, 05/15/37	40	41,417
6.13%, 09/15/2115	83	80,980
CSX Corp.
2.50%, 05/15/51	35	19,645
3.35%, 09/15/49	75	50,950
3.80%, 11/01/46	127	95,980
3.80%, 04/15/50	65	47,887
3.95%, 05/01/50	41	31,051
4.10%, 03/15/44	128	103,601
4.25%, 11/01/66	35	26,050
4.30%, 03/01/48	100	80,874
4.40%, 03/01/43	71	60,167
4.50%, 03/15/49	85	70,380
4.50%, 11/15/52	130	106,877
4.50%, 08/01/54	55	44,755
4.65%, 03/01/68	35	27,833
4.75%, 05/30/42	110	98,035
4.75%, 11/15/48	5	4,313
4.90%, 03/15/55	30	26,151
5.50%, 04/15/41	95	92,837
6.00%, 10/01/36	40	42,105
6.15%, 05/01/37	50	52,983
6.22%, 04/30/40	105	110,797
Security	Par (000)	Value
Transportation (continued)
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	$200	$169,199
FedEx Corp.
3.25%, 05/15/41	25	16,961
4.05%, 02/15/48	75	52,240
4.10%, 04/15/43	25	18,582
4.10%, 02/01/45	80	58,052
4.40%, 01/15/47	100	72,687
4.55%, 04/01/46	85	64,420
4.55%, 04/01/46(a)	5	3,971
4.75%, 11/15/45	60	48,229
4.95%, 10/17/48	75	59,473
5.10%, 01/15/44	88	75,347
5.25%, 05/15/50(b)	115	98,690
5.25%, 05/15/50(a)(b)	5	4,305
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	148,147
Norfolk Southern Corp.
2.90%, 08/25/51	60	36,583
3.05%, 05/15/50	95	60,385
3.16%, 05/15/55	80	49,541
3.40%, 11/01/49	65	44,189
3.70%, 03/15/53	65	45,739
3.94%, 11/01/47	104	78,805
3.95%, 10/01/42	55	43,750
4.05%, 08/15/52	95	71,488
4.10%, 05/15/49	70	53,568
4.10%, 05/15/2121	35	23,452
4.15%, 02/28/48	60	46,936
4.45%, 06/15/45	25	20,792
4.55%, 06/01/53	95	77,734
4.65%, 01/15/46	50	42,646
4.84%, 10/01/41	75	67,172
5.10%, 08/01/2118	20	16,521
5.35%, 08/01/54(b)	70	65,472
5.95%, 03/15/64	65	64,548
Polar Tankers Inc., 5.95%, 05/10/37(a)	26	26,538
Union Pacific Corp.
2.95%, 03/10/52	125	77,218
2.97%, 09/16/62	55	30,944
3.20%, 05/20/41	145	108,058
3.25%, 02/05/50	225	151,396
3.35%, 08/15/46	5	3,513
3.38%, 02/14/42	40	30,191
3.50%, 02/14/53	145	99,694
3.55%, 08/15/39	80	65,289
3.55%, 05/20/61	35	22,635
3.60%, 09/15/37	76	64,636
3.75%, 02/05/70	65	42,975
3.80%, 10/01/51	105	76,880
3.80%, 04/06/71	70	46,412
3.84%, 03/20/60	200	140,010
3.85%, 02/14/72	50	33,712
3.88%, 02/01/55	70	50,601
3.95%, 08/15/59	70	49,963
4.00%, 04/15/47	90	70,086
4.05%, 11/15/45	120	95,351
4.05%, 03/01/46	100	79,260
4.10%, 09/15/67	65	46,608
4.30%, 03/01/49	85	68,671
4.50%, 09/10/48	35	29,097
4.95%, 09/09/52	15	13,385

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
5.15%, 01/20/63	$40	$35,489
5.60%, 12/01/54	150	145,378
United Parcel Service Inc.
3.40%, 11/15/46	35	24,398
3.63%, 10/01/42	45	34,073
3.75%, 11/15/47	132	96,933
4.25%, 03/15/49	95	74,519
4.88%, 11/15/40	75	68,875
5.05%, 03/03/53	120	105,577
5.20%, 04/01/40	75	71,548
5.30%, 04/01/50(b)	125	114,752
5.50%, 05/22/54	125	117,930
5.60%, 05/22/64	25	23,298
5.95%, 05/14/55	130	129,297
6.05%, 05/14/65	75	74,677
6.20%, 01/15/38	180	191,910
		8,559,463
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	50	30,065
5.20%, 03/15/44	55	48,955
5.50%, 06/15/35	50	49,593
6.05%, 06/05/54(b)	50	48,632
		177,245
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	36,036
3.45%, 05/01/50	65	44,427
3.75%, 09/01/47	35	25,869
4.00%, 12/01/46	40	30,716
4.15%, 06/01/49	60	46,429
4.20%, 09/01/48	85	66,831
4.30%, 12/01/42	55	45,738
4.30%, 09/01/45	40	32,809
5.45%, 03/01/54	80	75,214
6.59%, 10/15/37	50	54,766
Essential Utilities Inc.
3.35%, 04/15/50	75	47,761
4.28%, 05/01/49	80	60,209
5.30%, 05/01/52	30	26,412
		593,217
Total Corporate Bonds & Notes — 44.9% (Cost: $307,375,026)		266,429,651
Foreign Government Obligations(g)
Angola — 0.0%
Angola Government International Bonds
9.13%, 11/26/49(f)	200	143,745
9.38%, 05/08/48(f)	200	147,089
		290,834
Argentina — 0.8%
Argentina Bonar Bonds
3.50%, 07/09/41(e)	59	36,229
4.75%, 07/09/35(e)	1,385	925,512
5.00%, 01/09/38(e)	315	217,888
Argentina Republic Government International Bonds
3.50%, 07/09/41(e)	1,084	674,015
4.38%, 07/09/46(e)	223	145,916
4.75%, 07/09/35(e)	2,100	1,412,867
Security	Par (000)	Value
Argentina (continued)
5.00%, 01/09/38(e)	$1,250	$888,940
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	110	67,344
6.63%, 09/01/37(e)(f)	611	442,238
		4,810,949
Bahrain — 0.1%
Bahrain Government International Bonds
6.00%, 09/19/44(f)	200	163,021
7.50%, 02/12/36(f)	200	203,705
		366,726
Brazil — 0.2%
Brazil Government International Bonds
4.75%, 01/14/50	400	275,597
5.00%, 01/27/45(b)	400	297,216
5.63%, 01/07/41	200	175,333
5.63%, 02/21/47	200	158,562
7.13%, 01/20/37(b)	200	207,187
7.13%, 05/13/54	200	185,312
		1,299,207
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)	100	96,539
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	41,645
Chile — 0.3%
Chile Government International Bonds
3.10%, 05/07/41	200	145,483
3.10%, 01/22/61	400	234,481
3.50%, 01/25/50	200	138,800
3.50%, 04/15/53	400	270,354
3.63%, 10/30/42	150	116,174
3.86%, 06/21/47	200	151,186
4.00%, 01/31/52	200	149,709
4.34%, 03/07/42	200	169,504
4.95%, 01/05/36	200	193,689
		1,569,380
China — 0.1%
China Government International Bonds, 2.75%, 12/03/39(f)	200	167,595
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	168,034
		335,629
Colombia — 0.3%
Colombia Government International Bonds
3.88%, 02/15/61	200	102,818
4.13%, 02/22/42	200	125,171
4.13%, 05/15/51	200	112,188
5.00%, 06/15/45	600	397,879
5.20%, 05/15/49	200	131,809
5.63%, 02/26/44	200	145,879
6.13%, 01/18/41	200	161,388
7.38%, 09/18/37	150	142,235
8.00%, 11/14/35	200	200,459
8.38%, 11/07/54	200	186,649
8.75%, 11/14/53	200	195,139
		1,901,614

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Costa Rica — 0.1%
Costa Rica Government International Bonds
7.16%, 03/12/45(f)	$200	$204,706
7.30%, 11/13/54(f)	200	204,232
		408,938
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.30%, 01/21/41(f)	150	126,571
5.88%, 01/30/60(f)	300	247,045
6.40%, 06/05/49(f)	150	137,443
6.50%, 02/15/48(f)	150	139,057
6.85%, 01/27/45(f)	250	242,122
6.95%, 03/15/37(f)	150	150,728
7.15%, 02/24/55(f)	150	147,487
7.45%, 04/30/44(f)	200	206,145
		1,396,598
Ecuador — 0.1%
Ecuador Government International Bonds
5.00%, 07/31/40(e)(f)	350	187,521
5.50%, 07/31/35(e)(f)	712	443,375
		630,896
Egypt — 0.1%
Egypt Government International Bonds
6.88%, 04/30/40(f)	100	75,232
7.50%, 02/16/61(f)	200	137,207
7.90%, 02/21/48(f)	200	145,441
8.50%, 01/31/47(f)	200	153,295
8.70%, 03/01/49(f)	200	155,469
8.88%, 05/29/50(f)	200	157,580
		824,224
El Salvador — 0.1%
El Salvador Government International Bonds
7.12%, 01/20/50(f)	200	162,951
7.65%, 06/15/35(f)	225	213,743
		376,694
Ghana — 0.0%
Ghana Government International Bonds
1.50%, 01/03/37(f)	100	43,809
5.00%, 07/03/35(e)(f)	339	252,071
		295,880
Guatemala — 0.1%
Guatemala Government Bonds
6.13%, 06/01/50(f)	200	177,088
6.60%, 06/13/36(f)	200	200,886
		377,974
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52(a)	200	139,792
Hong Kong Government International Bonds, 5.25%, 01/11/53(a)	200	201,350
		341,142
Hungary — 0.1%
Hungary Government International Bonds
3.13%, 09/21/51(f)	200	116,776
5.50%, 03/26/36(f)	200	189,663
6.75%, 09/25/52(f)	200	200,360
7.63%, 03/29/41	200	222,072
		728,871
Indonesia — 0.5%
Indonesia Government International Bonds
3.05%, 03/12/51	200	128,537
Security	Par (000)	Value
Indonesia (continued)
3.20%, 09/23/61	$200	$122,645
3.50%, 02/14/50	200	140,879
3.70%, 10/30/49	200	146,052
4.20%, 10/15/50	200	158,236
4.35%, 01/11/48	200	163,971
5.10%, 02/10/54	200	181,711
5.13%, 01/15/45(f)	200	187,318
5.25%, 01/17/42(f)	200	192,805
5.25%, 01/08/47(f)	200	189,539
5.95%, 01/08/46(f)	200	204,516
6.63%, 02/17/37(f)	200	219,827
6.75%, 01/15/44(f)	200	220,884
7.75%, 01/17/38(f)	200	240,073
8.50%, 10/12/35(f)	200	249,546
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(f)	200	139,179
3.80%, 06/23/50(f)	200	145,679
		3,031,397
Israel — 0.2%
Israel Government International Bonds
3.88%, 07/03/50	200	135,609
4.50%, 01/30/43	200	164,218
5.75%, 03/12/54	400	355,028
State of Israel
3.38%, 01/15/50	200	123,966
3.80%, 05/13/60(f)	600	372,847
		1,151,668
Italy — 0.1%
Republic of Italy Government International Bonds
3.88%, 05/06/51	230	154,226
4.00%, 10/17/49	330	233,089
		387,315
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
8.08%, 04/01/36(f)	200	189,030
8.25%, 01/30/37(f)	200	188,652
		377,682
Jamaica — 0.0%
Jamaica Government International Bonds, 7.88%, 07/28/45	200	229,465
Jordan — 0.0%
Jordan Government International Bonds, 7.38%, 10/10/47(f)	200	172,180
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.88%, 10/14/44(f)	200	176,181
6.50%, 07/21/45(f)	200	208,609
		384,790
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.50%, 03/05/36(f)	200	182,600
Lebanon — 0.0%
Lebanon Government International Bonds
7.05%, 11/02/35(f)(h)(i)	100	17,305
7.25%, 03/23/37(f)(h)(i)	150	25,920
		43,225

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	$200	$171,946
Mexico — 0.7%
Mexico Government International Bonds
3.75%, 04/19/71	200	107,992
3.77%, 05/24/61	400	224,541
4.28%, 08/14/41	300	222,246
4.35%, 01/15/47	200	138,708
4.40%, 02/12/52	200	133,952
4.50%, 01/31/50	200	139,485
4.60%, 01/23/46	200	144,648
4.60%, 02/10/48	200	142,534
4.75%, 03/08/44	490	371,200
5.00%, 04/27/51	200	149,040
5.55%, 01/21/45	300	258,685
5.75%, 10/12/2110	250	189,890
6.00%, 05/07/36	400	383,987
6.05%, 01/11/40	350	325,607
6.34%, 05/04/53	200	175,867
6.40%, 05/07/54	200	176,374
6.88%, 05/13/37	400	405,762
7.38%, 05/13/55	200	198,220
		3,888,738
Morocco — 0.0%
Morocco Government International Bonds, 4.00%, 12/15/50(f)	400	263,318
Nigeria — 0.0%
Nigeria Government International Bonds
7.63%, 11/28/47(f)	200	149,881
8.25%, 09/28/51(f)	200	156,276
		306,157
Oman — 0.1%
Oman Government International Bonds
6.50%, 03/08/47(f)	200	195,980
6.75%, 01/17/48(f)	200	201,078
7.00%, 01/25/51(f)	200	206,147
		603,205
Panama — 0.2%
Panama Government International Bonds
3.87%, 07/23/60	200	107,128
4.30%, 04/29/53	200	121,873
4.50%, 05/15/47	200	131,099
4.50%, 04/16/50	200	127,562
4.50%, 04/01/56	200	122,420
4.50%, 01/19/63	200	120,850
6.70%, 01/26/36	215	207,930
6.85%, 03/28/54	200	174,003
8.00%, 03/01/38	200	207,388
		1,320,253
Paraguay — 0.1%
Paraguay Government International Bonds
5.40%, 03/30/50(f)	200	167,859
6.10%, 08/11/44(f)	200	186,878
		354,737
Peru — 0.2%
Peru Government International Bonds
2.78%, 12/01/60	260	136,343
3.23%, 07/28/2121	130	68,295
3.30%, 03/11/41	100	72,793
Security	Par (000)	Value
Peru (continued)
3.55%, 03/10/51	$200	$134,526
3.60%, 01/15/72	125	75,498
5.63%, 11/18/50	220	204,979
5.88%, 08/08/54	200	188,772
6.55%, 03/14/37	150	159,419
		1,040,625
Philippines — 0.3%
Philippines Government International Bonds
2.65%, 12/10/45	200	126,359
2.95%, 05/05/45	200	133,940
3.20%, 07/06/46	200	137,824
3.70%, 03/01/41	200	158,664
3.70%, 02/02/42	200	156,656
3.95%, 01/20/40	300	253,491
4.20%, 03/29/47	200	160,268
5.50%, 01/17/48	400	384,285
		1,511,487
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 04/04/53	300	273,465
5.50%, 03/18/54	400	363,663
		637,128
Qatar — 0.3%
Qatar Government International Bonds
4.40%, 04/16/50(f)	400	334,491
4.63%, 06/02/46(f)	200	176,797
4.82%, 03/14/49(f)	600	533,851
5.10%, 04/23/48(f)	700	652,466
5.75%, 01/20/42(a)	200	209,883
		1,907,488
Romania — 0.1%
Romania Government International Bonds
4.00%, 02/14/51(f)	200	120,669
5.13%, 06/15/48(f)	140	102,016
6.13%, 01/22/44(f)	140	119,955
7.50%, 02/10/37(f)	130	130,965
7.63%, 01/17/53(f)	150	144,925
		618,530
Saudi Arabia — 0.5%
Saudi Government International Bonds
3.25%, 11/17/51(f)	200	123,748
3.45%, 02/02/61(f)	200	119,903
3.75%, 01/21/55(f)	400	265,447
4.50%, 10/26/46(f)	600	481,816
4.50%, 04/22/60(f)	200	151,125
4.63%, 10/04/47(f)	400	326,005
5.00%, 04/17/49(f)	400	338,827
5.00%, 01/18/53(f)	400	332,429
5.25%, 01/16/50(f)	400	350,858
5.75%, 01/16/54(f)	400	372,863
		2,863,021
Senegal — 0.0%
Senegal Government International Bonds, 6.75%, 03/13/48(f)	200	125,044
South Africa — 0.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	135,117
5.38%, 07/24/44	200	146,554

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Africa (continued)
5.65%, 09/27/47	$200	$145,228
5.75%, 09/30/49	400	290,045
7.30%, 04/20/52	200	173,198
7.95%, 11/19/54(f)	200	183,432
		1,073,574
South Korea — 0.0%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	137,078
Korea International Bonds, 3.88%, 09/20/48	200	159,766
		296,844
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
3.60%, 06/15/35(e)(f)	50	33,753
3.60%, 05/15/36(e)(f)	150	116,624
3.60%, 02/15/38(e)(f)	238	185,671
		336,048
Supranational — 0.0%
European Investment Bank, 4.88%, 02/15/36	5	5,173
Inter-American Development Bank
3.20%, 08/07/42	50	39,363
3.88%, 10/28/41	110	95,651
4.38%, 01/24/44	50	45,694
		185,881
Turkey — 0.3%
Turkiye Government International Bonds
4.88%, 04/16/43	200	135,164
5.75%, 05/11/47(b)	400	287,234
6.00%, 01/14/41	300	238,115
6.63%, 02/17/45(b)	400	326,310
6.75%, 05/30/40	200	176,001
6.88%, 03/17/36	350	327,267
7.25%, 03/05/38	50	48,604
		1,538,695
Ukraine — 0.0%
Ukraine Government International Bonds
1.75%, 02/01/36(e)(f)	187	88,082
3.00%, 02/01/36(e)(f)	141	67,982
		156,064
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
2.70%, 09/02/70(f)	200	104,627
3.00%, 09/15/51(f)	200	127,537
3.13%, 09/30/49(f)	400	264,929
3.88%, 04/16/50(f)	400	302,424
4.13%, 10/11/47(f)	200	160,707
5.50%, 04/30/54(f)	200	194,575
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	186,570
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	124,393
UAE International Government Bonds
3.25%, 10/19/61(f)	200	126,168
4.95%, 07/07/52(f)	200	178,286
		1,770,216
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	114,332
Uruguay Government International Bonds
4.13%, 11/20/45	55	45,434
4.98%, 04/20/55	305	262,720
5.10%, 06/18/50	440	394,926
Security	Par (000)	Value
Uruguay (continued)
5.44%, 02/14/37	$95	$95,638
7.63%, 03/21/36	150	176,639
		1,089,689
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(f)	200	121,514
Total Foreign Government Obligations — 7.4% (Cost: $47,593,255)		44,234,264
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	137,623
California — 0.5%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	56,182
Series S-3, 6.91%, 10/01/50	170	187,776
California State University RB
Class B,2.72%, 11/01/52	200	123,292
5.18%, 11/01/53	100	90,130
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	109,171
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	51,397
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49	100	78,855
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	200	219,019
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	57,076
Regents of the University of California Medical Center Pooled Revenue RB
3.71%, 05/15/2120	225	135,155
Series N, 3.26%, 05/15/60	65	39,782
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	157,429
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	124,402
San Diego County Water Authority RB BAB, Series B, Class B,6.14%, 05/01/49	50	51,194
State of California GO
4.60%, 04/01/38	100	101,231
5.20%, 03/01/43	205	194,461
State of California GO BAB
7.30%, 10/01/39	400	454,482
7.55%, 04/01/39	250	294,712
7.60%, 11/01/40	245	288,678
University of California RB
Series AQ, 4.77%, 05/15/2115	150	118,778
Series BG, 3.07%, 05/15/51	200	124,004
		3,057,206
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	19,562

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	$50	$41,427
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	44,059
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	89	94,610
Project M, Series 2010-A, 6.66%, 04/01/57	45	46,947
		141,557
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.57%, 01/01/54(b)	250	209,184
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, Class B,6.90%, 12/01/40	230	251,709
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	55,891
		516,784
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.20%, 12/01/39	210	208,895
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 07/01/40	50	36,929
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	199,787
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	25,218
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	50,912
		275,917
Michigan — 0.1%
Michigan State University RB, 4.17%, 08/15/2122	100	70,951
University of Michigan RB
Class B,3.50%, 04/01/52	200	140,186
Series B, 2.44%, 04/01/40(b)	200	141,264
		352,401
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50(b)	100	67,871
New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	176,234
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	200	213,133
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	200	223,134
		612,501
New York — 0.3%
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	300	301,844
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	45	46,217
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	$130	$149,879
Metropolitan Transportation Authority RB BAB, Series E, 6.81%, 11/15/40	125	134,544
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	250	237,416
6.01%, 06/15/42	200	201,743
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39(b)	100	100,860
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	183,362
5.07%, 07/15/53	30	27,440
Series 168, 4.93%, 10/01/51	80	71,530
Series 174, 4.46%, 10/01/62	350	282,596
Series 181, 4.96%, 08/01/46	50	46,063
Series 225, 3.18%, 07/15/60	70	43,440
		1,826,934
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	50	61,484
American Municipal Power Inc. RB BAB, 6.45%, 02/15/44(b)	200	206,626
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111(b)	75	60,589
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	94,275
		422,974
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	79,712
4.71%, 05/01/52	175	155,763
		235,475
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	134,609
Pennsylvania State University (The) RB, 2.79%, 09/01/43	75	54,341
		188,950
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	42,296
Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	138,596
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	49,206
Dallas Area Rapid Transit RB, Class A,2.61%, 12/01/48	100	62,826
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44(b)	100	99,820
Dallas County Hospital District GOL BAB, Series C, Class C,5.62%, 08/15/44	30	29,565
Dallas Fort Worth International Airport RB
Class A,4.51%, 11/01/51	200	166,065
Series C, Class C,2.92%, 11/01/50	100	66,808
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	150	97,158

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Tollway Authority RB BAB, Series B, Class B,6.72%, 01/01/49	$70	$75,395
Permanent University Fund - Texas A&M University System RB, Series B, Class B,3.66%, 07/01/47	100	77,818
State of Texas GO BAB
5.52%, 04/01/39	250	251,726
Series A, Class A,4.68%, 04/01/40	100	93,733
Texas Natural Gas Securitization Finance Corp. RB, 5.17%, 04/01/41	200	198,441
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B,3.92%, 12/31/49	100	76,241
Texas Transportation Commission GO, 2.47%, 10/01/44	50	33,245
		1,516,643
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	270	146,746
Series C, 4.18%, 09/01/2117	45	32,142
		178,888
Total Municipal Debt Obligations — 1.7% (Cost: $11,763,563)		9,924,892
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34	500	426,146
Federal National Mortgage Association-ACES, Series 2019-M4, Class A2, 3.61%, 02/25/31	264	252,598
		678,744
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	311,572
Tennessee Valley Authority
3.50%, 12/15/42	50	39,944
4.65%, 06/15/35	75	74,945
5.25%, 09/15/39	65	66,586
5.25%, 02/01/55	50	47,734
5.38%, 04/01/56	500	484,521
5.88%, 04/01/36	200	217,797
		1,243,099
U.S. Government Obligations — 43.8%
U.S. Treasury Note/Bond
1.13%, 05/15/40	7,247	4,402,553
1.13%, 08/15/40	6,700	4,027,328
1.25%, 05/15/50	3,600	1,680,750
1.38%, 11/15/40	8,250	5,145,938
1.38%, 08/15/50	3,890	1,865,377
1.63%, 11/15/50	5,870	3,013,878
1.75%, 08/15/41	7,638	4,959,926
1.88%, 02/15/41	8,860	5,966,656
1.88%, 02/15/51	6,100	3,337,844
1.88%, 11/15/51	8,100	4,387,922
2.00%, 11/15/41	5,300	3,571,703
2.00%, 02/15/50	5,050	2,891,125
2.00%, 08/15/51	7,261	4,078,640
2.25%, 05/15/41	6,701	4,769,227
2.25%, 08/15/46	1,922	1,229,479
2.25%, 08/15/49	4,700	2,875,078
2.25%, 02/15/52	6,150	3,662,133
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.38%, 02/15/42	$5,390	$3,838,691
2.38%, 11/15/49	3,960	2,484,900
2.38%, 05/15/51	7,889	4,881,319
2.50%, 02/15/45	2,130	1,465,373
2.50%, 02/15/46	895	606,363
2.50%, 05/15/46	1,750	1,181,797
2.75%, 08/15/42	1,450	1,086,594
2.75%, 11/15/42	4,355	3,246,516
2.75%, 08/15/47	1,700	1,184,156
2.75%, 11/15/47	4,800	3,334,500
2.88%, 05/15/43	3,150	2,379,234
2.88%, 08/15/45	500	365,469
2.88%, 11/15/46	850	612,398
2.88%, 05/15/49	5,300	3,716,625
2.88%, 05/15/52	6,500	4,465,703
3.00%, 05/15/42	1,000	782,031
3.00%, 11/15/44	300	225,984
3.00%, 05/15/45	300	224,813
3.00%, 11/15/45	500	372,500
3.00%, 02/15/47	1,300	955,297
3.00%, 02/15/48	5,900	4,284,875
3.00%, 08/15/48	4,840	3,497,656
3.00%, 02/15/49	4,600	3,312,000
3.00%, 08/15/52	6,880	4,851,475
3.13%, 11/15/41	600	481,781
3.13%, 02/15/42	2,600	2,080,000
3.13%, 02/15/43	4,486	3,533,426
3.13%, 08/15/44	1,650	1,273,078
3.13%, 05/15/48	6,635	4,920,267
3.25%, 05/15/42	3,690	2,992,936
3.38%, 08/15/42	4,840	3,984,681
3.38%, 05/15/44	1,450	1,167,930
3.38%, 11/15/48	5,710	4,415,436
3.63%, 08/15/43	1,450	1,223,438
3.63%, 02/15/44	2,600	2,180,750
3.63%, 02/15/53	6,499	5,189,045
3.63%, 05/15/53	7,100	5,663,359
3.75%, 11/15/43	2,300	1,970,094
3.88%, 08/15/40	650	586,320
3.88%, 02/15/43	1,970	1,730,214
3.88%, 05/15/43	4,730	4,143,923
4.00%, 11/15/42	4,900	4,387,797
4.00%, 11/15/52	6,650	5,689,906
4.13%, 08/15/44	3,999	3,594,726
4.13%, 08/15/53	7,450	6,514,094
4.25%, 05/15/39	300	286,734
4.25%, 02/15/54	6,100	5,448,063
4.25%, 08/15/54	7,590	6,788,306
4.38%, 11/15/39	1,630	1,569,130
4.38%, 05/15/40	2,137	2,051,520
4.38%, 08/15/43	4,324	4,044,967
4.50%, 08/15/39	1,300	1,271,766
4.50%, 02/15/44	1,794	1,701,497
4.50%, 11/15/54	7,158	6,683,782
4.63%, 02/15/40	1,800	1,779,469
4.63%, 05/15/44	4,550	4,381,508
4.63%, 11/15/44	4,336	4,165,948
4.63%, 05/15/54	7,110	6,762,277
4.63%, 02/15/55	7,529	7,183,137
4.75%, 02/15/41	270	268,439
4.75%, 11/15/43	5,227	5,125,727

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.75%, 02/15/45	$9,373	$9,153,320
4.75%, 11/15/53	6,776	6,574,837
4.75%, 05/15/55	1,580	1,539,759
		259,725,213
Total U.S. Government & Agency Obligations — 44.1% (Cost: $322,017,700)		261,647,056
Total Long-Term Investments — 98.1% (Cost: $688,858,907)		582,344,479
	Shares
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)(l)	11,352,306	11,352,306
Total Short-Term Securities — 1.9% (Cost: $11,352,306)		11,352,306
Total Investments — 100.0% (Cost: $700,211,213)		593,696,785
Liabilities in Excess of Other Assets — (0.0)%		(238,088)
Net Assets — 100.0%		$593,458,697

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,597,307	$754,999 (a)	$—	$—	$—	$11,352,306	11,352,306	$57,996 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Core 10+ Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$108,616	$—	$108,616
Corporate Bonds & Notes	—	266,429,651	—	266,429,651
Foreign Government Obligations	—	44,234,264	—	44,234,264
Municipal Debt Obligations	—	9,924,892	—	9,924,892
U.S. Government & Agency Obligations	—	261,647,056	—	261,647,056
Short-Term Securities
Money Market Funds	11,352,306	—	—	11,352,306
	$11,352,306	$582,344,479	$—	$593,696,785

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate